Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000261750
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Defense Fund
Trading Symbol	WDEF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Europe Defense Fund (the "Fund") for the period of July 17, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Defense Fund	$32	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 7/17/25. Actual expenses are calculated using a 258/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.45% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform the last period and what affected its performance?

The Fund returned 2.31% at net asset value (NAV) for the fiscal period July 17, 2025 (inception date) through March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI Europe Index, which returned 8.15% in U.S. dollar (USD) terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Given the Fund's narrow focus on European defense companies, it was highly concentrated within the Industrials sector during the period, resulting in a large overweight versus its benchmark. This resulted in a negative performance contribution stemming from a negative allocation effect as Industrials underperformed the headline index by 6%.

  Correspondingly, the Fund had large underweights to the largest sectors within the index, including Consumer Staples, Financials, Health Care and Consumer Discretionary. Consumer Discretionary's underweight was additive since it was the worst performing sector in the benchmark during the period. Consumer Staples was one of four sectors to decline, so underweighting it was also additive from an allocation standpoint.

  However, the underweights to Financials and Healthcare were detrimental, as they both outperformed the headline index by a few percentage points each. This produced a negative allocation effect that created a performance headwind.

  At the country level, about 20% of the Fund was concentrated in Germany. This produced a negative allocation effect that resulted in negative performance impacts during the period as German equities lagged the broader European equity market during the period.

  Conversely, Norway exposure was additive as the Norwegian equity market increased significantly during the period, which produced positive performance impacts via allocation effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Europe Defense Fund $10,231	MSCI Europe Index $10,815	WisdomTree Europe Defense Index $10,274
07/17/25	$10,000	$10,000	$10,000
07/31/25	$9,736	$9,932	$9,742
08/31/25	$9,848	$10,274	$9,859
09/30/25	$11,292	$10,478	$11,310
10/31/25	$10,335	$10,556	$10,355
11/30/25	$9,313	$10,710	$9,336
12/31/25	$9,835	$11,128	$9,862
01/31/26	$11,239	$11,623	$11,277
02/28/26	$11,290	$12,003	$11,331
03/31/26	$10,231	$10,815	$10,274

Average Annual Return [Table Text Block]
Table Summary
Since Inception 7/17/25Footnote Reference*
Fund NAV Returns	2.31%
MSCI Europe Index	8.15%
WisdomTree Europe Defense Index	2.74%

AssetsNet	$ 83,141,783
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 110,451
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$83,141,783 # of Portfolio Holdings39 Portfolio Turnover Rate39% Investment Advisory Fees Paid, Net$110,451
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	94.6%
Information Technology	4.2%
Communication Services	1.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Thales SA	10.5%
BAE Systems PLC	10.1%
Rheinmetall AG	9.9%
Leonardo SpA	5.5%
Saab AB, Class B	5.3%
Kongsberg Gruppen ASA	4.9%
Hensoldt AG	4.7%
Airbus SE	4.6%
Dassault Aviation SA	4.5%
Safran SA	4.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000069425
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Hedged Equity Fund
Trading Symbol	HEDJ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Europe Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged Equity Fund	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 11.59% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EMU Local Currency Index, which returned 12.31% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Consumer Discretionary and Industrials, primarily due to positive stock selection in the former and allocation effects stemming from an overweight in the latter.

  Energy also contributed positively to performance, driven by strong allocation effects.

  Utilities, Health Care, Materials and Communication Services all detracted from performance due to a mix of negative allocation and selection effects in each.

  The Fund benefited from its exposure to Spain, primarily due to strong allocation effects. It was overweight in Spain by about 9% during the period and Spain was one of the best performing countries within the European Monetary Union (EMU) universe during the period.

  Finland also contributed modestly to performance, driven by positive allocation effects.

  Netherlands and France detracted significantly from performance due to poor stock selection effects. France's negative stock selection impact more than offset positive allocation effects obtained through an underweight to the country's equity market.

  The Fund’s currency hedge detracted from performance during the period, as the euro strengthened approximately 6.8% against the U.S. dollar. As a result, the Fund would have experienced stronger performance during the period had no currency hedge been utilized.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Europe Hedged Equity Fund $25,668	MSCI EMU Local Currency Index $22,897	WisdomTree Europe Hedged Equity Index $26,637
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,046	$10,120	$10,046
05/31/16	$10,317	$10,337	$10,313
06/30/16	$9,831	$9,715	$9,829
07/31/16	$10,398	$10,212	$10,408
08/31/16	$10,555	$10,349	$10,577
09/30/16	$10,582	$10,352	$10,603
10/31/16	$10,700	$10,486	$10,730
11/30/16	$10,612	$10,450	$10,649
12/31/16	$11,365	$11,175	$11,423
01/31/17	$11,288	$11,067	$11,359
02/28/17	$11,784	$11,357	$11,861
03/31/17	$12,420	$11,971	$12,506
04/30/17	$12,817	$12,247	$12,918
05/31/17	$12,896	$12,442	$12,983
06/30/17	$12,500	$12,128	$12,587
07/31/17	$12,500	$12,172	$12,595
08/31/17	$12,424	$12,117	$12,522
09/30/17	$13,024	$12,654	$13,126
10/31/17	$13,360	$12,959	$13,467
11/30/17	$13,010	$12,698	$13,116
12/31/17	$12,906	$12,587	$13,021
01/31/18	$13,314	$12,991	$13,440
02/28/18	$12,833	$12,498	$12,965
03/31/18	$12,672	$12,236	$12,799
04/30/18	$13,214	$12,831	$13,342
05/31/18	$13,167	$12,643	$13,279
06/30/18	$13,104	$12,532	$13,218
07/31/18	$13,572	$12,966	$13,702
08/31/18	$13,216	$12,621	$13,334
09/30/18	$13,102	$12,586	$13,213
10/31/18	$12,382	$11,771	$12,507
11/30/18	$12,351	$11,670	$12,480
12/31/18	$11,710	$10,982	$11,841
01/31/19	$12,467	$11,673	$12,608
02/28/19	$12,980	$12,132	$13,134
03/31/19	$13,220	$12,290	$13,386
04/30/19	$13,973	$12,922	$14,155
05/31/19	$13,144	$12,160	$13,293
06/30/19	$13,929	$12,784	$14,098
07/31/19	$13,971	$12,799	$14,148
08/31/19	$13,674	$12,640	$13,853
09/30/19	$14,172	$13,109	$14,368
10/31/19	$14,306	$13,270	$14,510
11/30/19	$14,704	$13,621	$14,925
12/31/19	$14,871	$13,777	$15,102
01/31/20	$14,379	$13,537	$14,609
02/29/20	$13,107	$12,463	$13,317
03/31/20	$10,955	$10,318	$11,126
04/30/20	$11,872	$10,988	$12,068
05/31/20	$12,316	$11,509	$12,523
06/30/20	$12,934	$12,072	$13,150
07/31/20	$12,825	$11,904	$13,050
08/31/20	$13,227	$12,322	$13,467
09/30/20	$13,354	$12,097	$13,601
10/31/20	$12,603	$11,421	$12,846
11/30/20	$14,254	$13,375	$14,553
12/31/20	$14,440	$13,639	$14,752
01/31/21	$14,418	$13,458	$14,737
02/28/21	$14,531	$13,941	$14,859
03/31/21	$15,796	$14,860	$16,158
04/30/21	$16,053	$15,181	$16,417
05/31/21	$16,513	$15,558	$16,793
06/30/21	$16,755	$15,721	$17,140
07/31/21	$17,120	$15,928	$17,528
08/31/21	$17,501	$16,319	$17,929
09/30/21	$16,786	$15,769	$17,200
10/31/21	$17,346	$16,415	$17,785
11/30/21	$16,885	$15,875	$17,324
12/31/21	$17,844	$16,658	$18,323
01/31/22	$17,174	$16,078	$17,645
02/28/22	$16,374	$15,236	$16,825
03/31/22	$16,435	$15,129	$16,894
04/30/22	$16,397	$14,834	$16,855
05/31/22	$16,439	$14,919	$16,882
06/30/22	$14,863	$13,544	$15,261
07/31/22	$15,971	$14,533	$16,414
08/31/22	$15,065	$13,801	$15,471
09/30/22	$14,332	$12,929	$14,725
10/31/22	$15,482	$13,953	$15,913
11/30/22	$16,727	$15,121	$17,213
12/31/22	$16,027	$14,578	$16,495
01/31/23	$17,547	$15,982	$18,073
02/28/23	$18,284	$16,244	$18,841
03/31/23	$18,727	$16,360	$19,293
04/30/23	$18,762	$16,603	$19,304
05/31/23	$18,239	$16,191	$18,744
06/30/23	$19,157	$16,809	$19,691
07/31/23	$19,679	$17,132	$20,236
08/31/23	$19,049	$16,603	$19,580
09/30/23	$18,642	$16,069	$19,166
10/31/23	$18,019	$15,545	$18,534
11/30/23	$19,505	$16,778	$20,053
12/31/23	$20,257	$17,319	$20,848
01/31/24	$20,578	$17,693	$21,191
02/29/24	$21,789	$18,279	$22,455
03/31/24	$22,777	$19,092	$23,487
04/30/24	$22,044	$18,725	$22,704
05/31/24	$22,385	$19,236	$23,038
06/30/24	$21,871	$18,758	$22,507
07/31/24	$21,497	$18,838	$22,130
08/31/24	$21,803	$19,144	$22,454
09/30/24	$21,755	$19,339	$22,419
10/31/24	$21,017	$18,693	$21,667
11/30/24	$21,070	$18,699	$21,733
12/31/24	$21,401	$18,955	$22,087
01/31/25	$23,089	$20,333	$23,855
02/28/25	$23,978	$21,035	$24,814
03/31/25	$23,001	$20,388	$23,797
04/30/25	$22,938	$20,426	$23,712
05/31/25	$24,178	$21,562	$25,006
06/30/25	$23,864	$21,408	$24,663
07/31/25	$24,266	$21,615	$25,098
08/31/25	$24,659	$21,706	$25,547
09/30/25	$24,997	$22,323	$25,938
10/31/25	$25,732	$22,857	$26,668
11/30/25	$25,936	$22,923	$26,900
12/31/25	$26,393	$23,468	$27,397
01/31/26	$26,990	$24,127	$28,036
02/28/26	$28,063	$24,993	$29,160
03/31/26	$25,668	$22,897	$26,637

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	11.59%	10.20%	9.88%
MSCI EMU Local Currency Index	12.31%	9.03%	8.64%
WisdomTree Europe Hedged Equity Index	11.93%	10.51%	10.29%

AssetsNet	$ 1,696,628,307
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 10,182,794
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,696,628,307 # of Portfolio Holdings134 Portfolio Turnover Rate33% Investment Advisory Fees Paid, Net$10,182,794
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	21.9%
Financials	14.6%
Consumer Staples	13.3%
Consumer Discretionary	13.2%
Information Technology	9.4%
Health Care	9.2%
Materials	7.6%
Communication Services	6.3%
Energy	3.9%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Banco Bilbao Vizcaya Argentaria SA	5.8%
ASML Holding NV	5.5%
Deutsche Telekom AG, Registered Shares	4.9%
Banco Santander SA	4.7%
Sanofi SA	4.4%
LVMH Moet Hennessy Louis Vuitton SE	4.3%
Siemens AG, Registered Shares	3.4%
L'Oreal SA	3.2%
BASF SE	2.4%
Anheuser-Busch InBev SA	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000141114
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Quality Dividend Growth Fund
Trading Symbol	EUDG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Europe Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Quality Dividend Growth Fund	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 13.73% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI Europe Index, which returned 19.11% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care, primarily due to stock selection. Health Care was the only meaningfully positive sector contributor during the period.

  Consumer Discretionary negatively affected performance due to poor allocation effects stemming from an overweight position in the sector. The Fund was about 7% overweight the sector during the year while it was the worst performer within the European equity universe.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials versus the MSCI Europe Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were one of the best-performing sectors in the benchmark.

  Consumer Staples, Communication Services, and Materials also hampered performance due to a mix of negative allocation and selection effects.

  From a country perspective, only Switzerland produced meaningful positive performance impacts, which were entirely due to positive stock selection.

  Spain, France, Denmark and the United Kingdom all detracted from performance due to negative stock selection effects.

  The Fund's emphasis on selecting high quality companies mostly penalized performance during the period, as four of the five quintiles by return-on-equity (ROE), our preferred gauge of quality, produced negative performance effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Europe Quality Dividend Growth Fund $20,504	MSCI Europe Index $22,586	WisdomTree Europe Quality Dividend Growth Index $21,385
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,031	$10,244	$10,031
05/31/16	$10,054	$10,184	$10,057
06/30/16	$9,714	$9,731	$9,696
07/31/16	$10,127	$10,138	$10,124
08/31/16	$10,000	$10,168	$10,004
09/30/16	$10,118	$10,257	$10,126
10/31/16	$9,544	$9,923	$9,553
11/30/16	$9,279	$9,707	$9,292
12/31/16	$9,655	$10,216	$9,675
01/31/17	$9,970	$10,428	$9,990
02/28/17	$10,199	$10,553	$10,233
03/31/17	$10,624	$10,976	$10,653
04/30/17	$11,155	$11,364	$11,199
05/31/17	$11,770	$11,915	$11,806
06/30/17	$11,527	$11,785	$11,566
07/31/17	$11,768	$12,137	$11,817
08/31/17	$11,940	$12,144	$11,989
09/30/17	$12,264	$12,544	$12,314
10/31/17	$12,366	$12,603	$12,430
11/30/17	$12,366	$12,631	$12,438
12/31/17	$12,516	$12,822	$12,599
01/31/18	$13,046	$13,515	$13,144
02/28/18	$12,214	$12,720	$12,314
03/31/18	$12,221	$12,567	$12,324
04/30/18	$12,347	$12,915	$12,453
05/31/18	$12,235	$12,491	$12,343
06/30/18	$12,123	$12,407	$12,247
07/31/18	$12,543	$12,820	$12,672
08/31/18	$12,369	$12,462	$12,503
09/30/18	$12,212	$12,506	$12,350
10/31/18	$11,231	$11,552	$11,370
11/30/18	$11,098	$11,444	$11,251
12/31/18	$10,632	$10,916	$10,773
01/31/19	$11,386	$11,635	$11,554
02/28/19	$11,777	$12,026	$11,963
03/31/19	$12,023	$12,099	$12,200
04/30/19	$12,311	$12,532	$12,513
05/31/19	$11,740	$11,845	$11,927
06/30/19	$12,592	$12,641	$12,813
07/31/19	$12,311	$12,396	$12,526
08/31/19	$12,088	$12,084	$12,302
09/30/19	$12,255	$12,413	$12,475
10/31/19	$12,684	$12,811	$12,918
11/30/19	$13,011	$13,003	$13,262
12/31/19	$13,609	$13,511	$13,879
01/31/20	$13,350	$13,171	$13,615
02/29/20	$12,122	$11,949	$12,361
03/31/20	$10,885	$10,223	$11,078
04/30/20	$11,594	$10,830	$11,817
05/31/20	$12,312	$11,323	$12,559
06/30/20	$12,652	$11,783	$12,907
07/31/20	$13,226	$12,236	$13,499
08/31/20	$13,785	$12,740	$14,075
09/30/20	$13,707	$12,315	$14,004
10/31/20	$12,914	$11,621	$13,186
11/30/20	$14,544	$13,598	$14,882
12/31/20	$15,248	$14,238	$15,604
01/31/21	$15,093	$14,032	$15,458
02/28/21	$15,163	$14,375	$15,530
03/31/21	$15,722	$14,819	$16,100
04/30/21	$16,451	$15,492	$16,860
05/31/21	$17,161	$16,138	$17,557
06/30/21	$17,036	$15,918	$17,446
07/31/21	$17,509	$16,213	$17,939
08/31/21	$17,748	$16,458	$18,190
09/30/21	$16,551	$15,671	$16,990
10/31/21	$17,143	$16,377	$17,607
11/30/21	$16,525	$15,533	$17,007
12/31/21	$17,703	$16,558	$18,234
01/31/22	$16,641	$15,801	$17,146
02/28/22	$16,280	$15,354	$16,768
03/31/22	$16,354	$15,338	$16,839
04/30/22	$15,434	$14,456	$15,882
05/31/22	$15,361	$14,564	$15,803
06/30/22	$13,789	$13,116	$14,187
07/31/22	$14,618	$13,765	$15,047
08/31/22	$13,489	$12,907	$13,893
09/30/22	$12,430	$11,785	$12,796
10/31/22	$13,105	$12,630	$13,499
11/30/22	$14,454	$14,063	$14,915
12/31/22	$14,477	$14,065	$14,945
01/31/23	$15,541	$15,285	$16,050
02/28/23	$15,301	$15,190	$15,815
03/31/23	$16,086	$15,550	$16,623
04/30/23	$16,823	$16,196	$17,375
05/31/23	$15,760	$15,246	$16,276
06/30/23	$16,490	$15,976	$17,034
07/31/23	$16,826	$16,466	$17,387
08/31/23	$16,285	$15,813	$16,828
09/30/23	$15,527	$15,184	$16,048
10/31/23	$15,060	$14,617	$15,557
11/30/23	$16,427	$16,060	$16,994
12/31/23	$17,327	$16,862	$17,947
01/31/24	$17,327	$16,842	$17,959
02/29/24	$17,425	$17,105	$18,064
03/31/24	$17,730	$17,744	$18,378
04/30/24	$17,250	$17,408	$17,873
05/31/24	$18,069	$18,251	$18,728
06/30/24	$17,716	$17,841	$18,360
07/31/24	$18,070	$18,224	$18,740
08/31/24	$18,922	$18,943	$19,629
09/30/24	$18,911	$19,016	$19,623
10/31/24	$17,593	$17,895	$18,264
11/30/24	$17,160	$17,594	$17,819
12/31/24	$16,711	$17,164	$17,360
01/31/25	$17,841	$18,346	$18,553
02/28/25	$18,203	$19,020	$18,931
03/31/25	$18,029	$18,962	$18,719
04/30/25	$18,738	$19,792	$19,438
05/31/25	$19,368	$20,694	$20,104
06/30/25	$19,513	$21,120	$20,261
07/31/25	$19,004	$20,744	$19,745
08/31/25	$19,677	$21,458	$20,457
09/30/25	$19,896	$21,884	$20,693
10/31/25	$20,060	$22,046	$20,892
11/30/25	$20,598	$22,369	$21,476
12/31/25	$21,459	$23,241	$22,383
01/31/26	$22,331	$24,275	$23,312
02/28/26	$22,986	$25,069	$24,008
03/31/26	$20,504	$22,586	$21,385

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	13.73%	5.46%	7.44%
MSCI Europe Index	19.11%	8.79%	8.49%
WisdomTree Europe Quality Dividend Growth Index	14.24%	5.84%	7.90%

AssetsNet	$ 66,332,432
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 445,612
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$66,332,432 # of Portfolio Holdings230 Portfolio Turnover Rate35% Investment Advisory Fees Paid, Net$445,612
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	23.1%
Health Care	18.0%
Financials	14.3%
Consumer Discretionary	12.7%
Consumer Staples	12.2%
Energy	4.9%
Communication Services	4.8%
Information Technology	4.3%
Materials	2.9%
Utilities	1.7%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Novartis AG, Registered Shares	5.2%
Nestle SA, Registered Shares	5.0%
Roche Holding AG	4.4%
BP PLC	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
Industria de Diseno Textil SA	3.3%
Banco Bilbao Vizcaya Argentaria SA	3.0%
Deutsche Telekom AG, Registered Shares	3.0%
AstraZeneca PLC	2.9%
ING Groep NV	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033636
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe SmallCap Dividend Fund
Trading Symbol	DFE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Europe SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe SmallCap Dividend Fund	$68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 22.02% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Europe Small Cap Index, which returned 19.09% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its Health Care and Industrials exposures, primarily due to strong stock selection effects in each.

  Consumer Staples and Consumer Discretionary made equally positive impacts on performance as well, both due to stock selection.

  Materials exposure detracted from performance due to poor stock selection, while Financials were also a headwind due to negative allocation effects resulting from underweighting an outperforming sector.

  The Fund benefited from its exposures to Norway, Sweden, and France, primarily due to strong stock selection effects in each. Norway's impact was also compounded by positive allocation effects resulting from an overweight.

  Denmark weighed negatively on performance mainly due to negative allocation effects.

  Austria also detracted from performance due to a mix of negative allocation and stock selection effects.

  The United Kingdom had the most negative performance impact, which was entirely due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Europe SmallCap Dividend Fund $18,626	MSCI Europe Index $22,586	MSCI Europe Small Cap Index $19,251	WisdomTree Europe SmallCap Dividend Index $19,169
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,070	$10,244	$10,128	$10,072
05/31/16	$10,240	$10,184	$10,255	$10,234
06/30/16	$9,128	$9,731	$9,320	$9,142
07/31/16	$9,815	$10,138	$9,903	$9,826
08/31/16	$9,853	$10,168	$10,014	$9,874
09/30/16	$10,037	$10,257	$10,204	$10,067
10/31/16	$9,678	$9,923	$9,698	$9,713
11/30/16	$9,485	$9,707	$9,494	$9,520
12/31/16	$10,028	$10,216	$9,900	$10,071
01/31/17	$10,350	$10,428	$10,235	$10,396
02/28/17	$10,450	$10,553	$10,391	$10,505
03/31/17	$10,797	$10,976	$10,737	$10,852
04/30/17	$11,527	$11,364	$11,461	$11,600
05/31/17	$12,029	$11,915	$11,955	$12,101
06/30/17	$11,912	$11,785	$11,827	$12,007
07/31/17	$12,450	$12,137	$12,357	$12,557
08/31/17	$12,450	$12,144	$12,384	$12,556
09/30/17	$12,939	$12,544	$12,872	$13,040
10/31/17	$12,930	$12,603	$12,948	$13,031
11/30/17	$12,902	$12,631	$13,007	$12,994
12/31/17	$13,282	$12,822	$13,416	$13,383
01/31/18	$13,865	$13,515	$14,189	$13,975
02/28/18	$13,278	$12,720	$13,492	$13,388
03/31/18	$13,058	$12,567	$13,372	$13,165
04/30/18	$13,360	$12,915	$13,678	$13,465
05/31/18	$12,990	$12,491	$13,436	$13,078
06/30/18	$12,660	$12,407	$13,289	$12,776
07/31/18	$12,787	$12,820	$13,496	$12,917
08/31/18	$12,467	$12,462	$13,348	$12,597
09/30/18	$12,342	$12,506	$13,074	$12,480
10/31/18	$11,263	$11,552	$11,785	$11,384
11/30/18	$11,007	$11,444	$11,374	$11,124
12/31/18	$10,435	$10,916	$10,746	$10,537
01/31/19	$11,312	$11,635	$11,757	$11,410
02/28/19	$11,588	$12,026	$12,061	$11,694
03/31/19	$11,466	$12,099	$12,054	$11,575
04/30/19	$11,922	$12,532	$12,588	$12,037
05/31/19	$11,231	$11,845	$11,781	$11,337
06/30/19	$11,754	$12,641	$12,391	$11,872
07/31/19	$11,302	$12,396	$12,096	$11,416
08/31/19	$10,909	$12,084	$11,761	$11,003
09/30/19	$11,315	$12,413	$12,054	$11,419
10/31/19	$11,892	$12,811	$12,643	$12,021
11/30/19	$12,269	$13,003	$13,069	$12,410
12/31/19	$13,231	$13,511	$13,869	$13,398
01/31/20	$12,740	$13,171	$13,457	$12,903
02/29/20	$11,426	$11,949	$12,265	$11,565
03/31/20	$8,421	$10,223	$9,644	$8,544
04/30/20	$9,356	$10,830	$10,722	$9,504
05/31/20	$9,937	$11,323	$11,450	$10,087
06/30/20	$10,243	$11,783	$11,714	$10,394
07/31/20	$10,826	$12,236	$12,470	$10,995
08/31/20	$11,521	$12,740	$13,330	$11,706
09/30/20	$11,130	$12,315	$12,993	$11,317
10/31/20	$10,563	$11,621	$12,339	$10,744
11/30/20	$12,364	$13,598	$14,588	$12,622
12/31/20	$13,603	$14,238	$15,811	$13,898
01/31/21	$13,554	$14,032	$15,763	$13,854
02/28/21	$14,248	$14,375	$16,357	$14,566
03/31/21	$14,635	$14,819	$16,653	$14,978
04/30/21	$15,477	$15,492	$17,691	$15,846
05/31/21	$16,008	$16,138	$18,341	$16,459
06/30/21	$15,607	$15,918	$17,693	$15,974
07/31/21	$16,254	$16,213	$18,344	$16,645
08/31/21	$16,623	$16,458	$18,895	$17,037
09/30/21	$15,483	$15,671	$17,726	$15,871
10/31/21	$15,996	$16,377	$18,327	$16,408
11/30/21	$14,979	$15,533	$17,256	$15,407
12/31/21	$16,084	$16,558	$18,196	$16,531
01/31/22	$15,048	$15,801	$16,726	$15,470
02/28/22	$14,457	$15,354	$16,099	$14,865
03/31/22	$14,657	$15,338	$16,061	$15,066
04/30/22	$13,767	$14,456	$14,939	$14,146
05/31/22	$13,931	$14,564	$14,912	$14,291
06/30/22	$12,261	$13,116	$12,836	$12,570
07/31/22	$12,891	$13,765	$13,751	$13,225
08/31/22	$11,879	$12,907	$12,622	$12,185
09/30/22	$10,340	$11,785	$10,952	$10,598
10/31/22	$11,077	$12,630	$11,824	$11,360
11/30/22	$12,271	$14,063	$13,098	$12,598
12/31/22	$12,461	$14,065	$13,234	$12,782
01/31/23	$13,446	$15,285	$14,470	$13,795
02/28/23	$13,667	$15,190	$14,519	$14,027
03/31/23	$13,415	$15,550	$14,263	$13,740
04/30/23	$13,861	$16,196	$14,725	$14,191
05/31/23	$12,835	$15,246	$13,857	$13,125
06/30/23	$13,209	$15,976	$14,299	$13,513
07/31/23	$13,698	$16,466	$14,935	$14,020
08/31/23	$13,119	$15,813	$14,272	$13,419
09/30/23	$12,595	$15,184	$13,490	$12,874
10/31/23	$11,931	$14,617	$12,674	$12,194
11/30/23	$13,123	$16,060	$14,257	$13,439
12/31/23	$14,312	$16,862	$15,443	$14,683
01/31/24	$14,007	$16,842	$15,056	$14,368
02/29/24	$13,887	$17,105	$15,006	$14,247
03/31/24	$14,408	$17,744	$15,624	$14,778
04/30/24	$14,341	$17,408	$15,342	$14,716
05/31/24	$15,402	$18,251	$16,486	$15,806
06/30/24	$14,668	$17,841	$15,731	$15,041
07/31/24	$15,412	$18,224	$16,559	$15,821
08/31/24	$15,715	$18,943	$16,885	$16,147
09/30/24	$15,824	$19,016	$17,103	$16,245
10/31/24	$14,648	$17,895	$15,883	$15,050
11/30/24	$14,392	$17,594	$15,642	$14,800
12/31/24	$14,267	$17,164	$15,294	$14,671
01/31/25	$14,763	$18,346	$15,971	$15,191
02/28/25	$14,889	$19,020	$16,074	$15,311
03/31/25	$15,265	$18,962	$16,165	$15,663
04/30/25	$16,353	$19,792	$17,321	$16,780
05/31/25	$17,359	$20,694	$18,526	$17,815
06/30/25	$18,087	$21,120	$19,325	$18,575
07/31/25	$17,860	$20,744	$19,058	$18,346
08/31/25	$18,204	$21,458	$19,352	$18,700
09/30/25	$18,356	$21,884	$19,511	$18,863
10/31/25	$18,004	$22,046	$19,376	$18,523
11/30/25	$18,270	$22,369	$19,477	$18,797
12/31/25	$18,966	$23,241	$20,183	$19,526
01/31/26	$19,789	$24,275	$21,170	$20,381
02/28/26	$20,500	$25,069	$21,506	$21,129
03/31/26	$18,626	$22,586	$19,251	$19,169

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	22.02%	4.94%	6.42%
MSCI Europe Index	19.11%	8.79%	8.49%
MSCI Europe Small Cap Index	19.09%	2.94%	6.77%
WisdomTree Europe SmallCap Dividend Index	22.39%	5.06%	6.72%

AssetsNet	$ 155,411,259
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 967,178
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$155,411,259 # of Portfolio Holdings382 Portfolio Turnover Rate55% Investment Advisory Fees Paid, Net$967,178
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.1%
Consumer Discretionary	13.1%
Financials	11.5%
Materials	9.2%
Energy	7.4%
Communication Services	6.9%
Real Estate	6.9%
Information Technology	5.7%
Health Care	5.2%
Consumer Staples	3.7%
Other Sectors	3.8%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Hoegh Autoliners ASA	2.5%
DOF Group ASA	2.0%
NOS SGPS SA	1.7%
Elecnor SA	1.6%
Energean PLC	1.3%
Odfjell Drilling Ltd.	1.3%
Pennon Group PLC	1.3%
REN - Redes Energeticas Nacionais SGPS SA	1.2%
APERAM SA	1.2%
Sparebanken Norge	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000151994
Shareholder Report [Line Items]
Fund Name	WisdomTree European Opportunities Fund
Trading Symbol	OPPE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree European Opportunities Fund (the "Fund") (formerly, the WisdomTree Europe Hedged SmallCap Equity Fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree European Opportunities Fund	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 30.47% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI EMU Small Cap Local Currency/MSCI Europe Value Spliced Index, which returned 29.08% in U.S. dollar (USD) terms during the same period. The following summarizes the key factors that affected Fund Performance during the period:

  The Fund benefited significantly from its exposure to Industrials, which produced a strong performance tailwind due to positive stock selection effects.

  The Fund's focus on allocating to European companies that stand to benefit from changing geopolitical dynamics was an additive during the period. Defense companies, for example, provided a meaningful performance boost during the period.

  Financials also provided a supplementary tailwind through positive stock selection, compounded by modestly positive allocation effects. The Fund's additional emphasis on investing in undervalued European banks was an additive, as those produced strong positive returns during the period.

  Health Care and Energy also provided performance boosts due to positive stock selection in the former and positive allocation effects stemming from an overweight in the latter.

  From a country standpoint, France and the United Kingdom produced positive performance influences due to strong stock selection in the former and a mix of allocation and selection effects in the latter. Sweden and the Netherlands detracted from performance due to negative stock selection in the former and negative allocation effects in the latter.

  The Fund’s dynamic currency hedge produced mixed results over the period coinciding with the change in Fund methodology was due to varying changes in the basket of European currency exposures.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree European Opportunities Fund $30,553	MSCI Europe Index $22,586	MSCI EMU Local Currency/MSCI Europe (Local) Spliced Index $23,363Footnote Reference1	MSCI EMU Small Cap Local Currency/MSCI Europe Value Spliced Index $24,313Footnote Reference2	WisdomTree Europe Hedged SmallCap Equity/WisdomTree European Opportunities Equity Spliced Index $31,054Footnote Reference3
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,142	$10,244	$10,120	$10,110	$10,137
05/31/16	$10,452	$10,184	$10,337	$10,430	$10,440
06/30/16	$9,683	$9,731	$9,715	$9,655	$9,659
07/31/16	$10,331	$10,138	$10,212	$10,240	$10,322
08/31/16	$10,331	$10,168	$10,349	$10,353	$10,334
09/30/16	$10,403	$10,257	$10,352	$10,478	$10,402
10/31/16	$10,514	$9,923	$10,486	$10,397	$10,537
11/30/16	$10,344	$9,707	$10,450	$10,229	$10,381
12/31/16	$11,143	$10,216	$11,175	$10,878	$11,195
01/31/17	$11,246	$10,428	$11,067	$11,004	$11,301
02/28/17	$11,517	$10,553	$11,357	$11,303	$11,597
03/31/17	$12,162	$10,976	$11,971	$11,859	$12,248
04/30/17	$12,660	$11,364	$12,247	$12,336	$12,748
05/31/17	$12,996	$11,915	$12,442	$12,688	$13,072
06/30/17	$12,749	$11,785	$12,128	$12,409	$12,837
07/31/17	$12,923	$12,137	$12,172	$12,603	$13,025
08/31/17	$12,858	$12,144	$12,117	$12,647	$12,942
09/30/17	$13,411	$12,544	$12,654	$13,264	$13,493
10/31/17	$13,608	$12,603	$12,959	$13,469	$13,677
11/30/17	$13,547	$12,631	$12,698	$13,307	$13,607
12/31/17	$13,629	$12,822	$12,587	$13,520	$13,718
01/31/18	$14,018	$13,515	$12,991	$13,988	$14,100
02/28/18	$13,717	$12,720	$12,498	$13,592	$13,812
03/31/18	$13,363	$12,567	$12,236	$13,312	$13,414
04/30/18	$13,878	$12,915	$12,831	$13,772	$13,942
05/31/18	$13,629	$12,491	$12,643	$13,651	$13,660
06/30/18	$13,453	$12,407	$12,532	$13,437	$13,479
07/31/18	$13,730	$12,820	$12,966	$13,683	$13,781
08/31/18	$13,516	$12,462	$12,621	$13,576	$13,550
09/30/18	$13,525	$12,506	$12,586	$13,316	$13,545
10/31/18	$12,585	$11,552	$11,771	$12,256	$12,587
11/30/18	$12,505	$11,444	$11,670	$11,972	$12,518
12/31/18	$11,801	$10,916	$10,982	$11,163	$11,807
01/31/19	$12,803	$11,635	$11,673	$12,098	$12,810
02/28/19	$13,226	$12,026	$12,132	$12,478	$13,237
03/31/19	$13,436	$12,099	$12,290	$12,677	$13,450
04/30/19	$14,028	$12,532	$12,922	$13,305	$14,038
05/31/19	$13,119	$11,845	$12,160	$12,452	$13,101
06/30/19	$13,796	$12,641	$12,784	$13,033	$13,789
07/31/19	$13,632	$12,396	$12,799	$13,091	$13,627
08/31/19	$13,436	$12,084	$12,640	$12,869	$13,435
09/30/19	$13,943	$12,413	$13,109	$13,176	$13,950
10/31/19	$14,374	$12,811	$13,270	$13,498	$14,394
11/30/19	$14,897	$13,003	$13,621	$13,997	$14,928
12/31/19	$15,159	$13,511	$13,777	$14,310	$15,180
01/31/20	$14,846	$13,171	$13,537	$14,067	$14,874
02/29/20	$13,760	$11,949	$12,463	$13,094	$13,787
03/31/20	$10,799	$10,223	$10,318	$10,369	$10,818
04/30/20	$11,873	$10,830	$10,988	$11,416	$11,910
05/31/20	$12,320	$11,323	$11,509	$12,054	$12,356
06/30/20	$12,500	$11,783	$12,072	$12,408	$12,529
07/31/20	$12,514	$12,236	$11,904	$12,456	$12,560
08/31/20	$13,069	$12,740	$12,322	$13,024	$13,122
09/30/20	$13,003	$12,315	$12,097	$13,014	$13,053
10/31/20	$12,281	$11,621	$11,421	$12,172	$12,332
11/30/20	$14,343	$13,598	$13,375	$14,392	$14,438
12/31/20	$14,804	$14,238	$13,639	$15,095	$14,906
01/31/21	$14,948	$14,032	$13,458	$15,326	$15,067
02/28/21	$15,340	$14,375	$13,941	$15,914	$15,460
03/31/21	$16,252	$14,819	$14,860	$16,753	$16,377
04/30/21	$16,611	$15,492	$15,181	$17,293	$16,740
05/31/21	$17,090	$16,138	$15,558	$17,751	$17,149
06/30/21	$17,009	$15,918	$15,721	$17,629	$17,117
07/31/21	$17,559	$16,213	$15,928	$18,042	$17,677
08/31/21	$17,988	$16,458	$16,319	$18,674	$18,112
09/30/21	$17,349	$15,671	$15,769	$18,063	$17,480
10/31/21	$17,910	$16,377	$16,415	$18,587	$18,056
11/30/21	$17,432	$15,533	$15,875	$17,891	$17,589
12/31/21	$18,157	$16,558	$16,658	$18,606	$18,329
01/31/22	$17,799	$15,801	$16,078	$17,881	$17,975
02/28/22	$17,069	$15,354	$15,236	$17,325	$17,219
03/31/22	$17,037	$15,338	$15,129	$17,403	$17,181
04/30/22	$17,071	$14,456	$14,834	$17,269	$17,208
05/31/22	$17,228	$14,564	$14,919	$17,300	$17,332
06/30/22	$15,522	$13,116	$13,544	$15,124	$15,605
07/31/22	$16,160	$13,765	$14,533	$15,915	$16,253
08/31/22	$15,452	$12,907	$13,801	$15,125	$15,546
09/30/22	$14,255	$11,785	$12,929	$13,689	$14,336
10/31/22	$15,365	$12,630	$13,953	$14,789	$15,466
11/30/22	$16,341	$14,063	$15,121	$15,670	$16,472
12/31/22	$16,127	$14,065	$14,578	$15,419	$16,257
01/31/23	$17,454	$15,285	$15,982	$16,887	$17,609
02/28/23	$18,074	$15,190	$16,244	$17,378	$18,237
03/31/23	$17,474	$15,550	$16,360	$16,687	$17,611
04/30/23	$17,794	$16,196	$16,603	$16,799	$17,937
05/31/23	$17,267	$15,246	$16,191	$16,324	$17,377
06/30/23	$17,794	$15,976	$16,809	$16,762	$17,913
07/31/23	$18,325	$16,466	$17,132	$17,259	$18,457
08/31/23	$18,155	$15,813	$16,603	$16,897	$18,291
09/30/23	$17,627	$15,184	$16,069	$16,227	$17,751
10/31/23	$17,109	$14,617	$15,545	$15,462	$17,240
11/30/23	$18,556	$16,060	$16,778	$16,752	$18,724
12/31/23	$19,244	$16,862	$17,319	$17,582	$19,435
01/31/24	$19,410	$16,842	$17,693	$17,428	$19,606
02/29/24	$19,507	$17,105	$18,279	$17,422	$19,712
03/31/24	$20,577	$17,744	$19,092	$18,227	$20,784
04/30/24	$20,706	$17,408	$18,725	$18,175	$20,916
05/31/24	$21,683	$18,251	$19,236	$18,963	$21,872
06/30/24	$20,668	$17,841	$18,758	$17,839	$20,838
07/31/24	$21,197	$18,224	$18,838	$18,239	$21,375
08/31/24	$21,296	$18,943	$19,144	$18,132	$21,483
09/30/24	$21,592	$19,016	$19,339	$18,159	$21,790
10/31/24	$21,011	$17,895	$18,693	$17,563	$21,212
11/30/24	$21,094	$17,594	$18,699	$17,542	$21,304
12/31/24	$21,311	$17,164	$18,955	$17,660	$21,507
01/31/25	$22,455	$18,346	$20,333	$18,454	$22,680
02/28/25	$23,365	$19,020	$21,035	$18,991	$23,608
03/31/25	$23,417	$18,962	$20,388	$18,835	$23,592
04/30/25	$24,126	$19,792	$20,426	$19,263	$24,313
05/31/25	$25,796	$20,694	$21,562	$20,667	$25,956
06/30/25	$26,496	$21,120	$21,409	$21,109	$26,745
07/31/25	$26,805	$20,744	$21,586	$21,102	$27,081
08/31/25	$27,075	$21,458	$21,860	$22,020	$27,366
09/30/25	$27,948	$21,884	$22,241	$22,237	$28,305
10/31/25	$28,327	$22,046	$22,798	$22,447	$28,712
11/30/25	$28,598	$22,369	$23,012	$23,219	$28,998
12/31/25	$29,564	$23,241	$23,597	$24,296	$30,004
01/31/26	$31,115	$24,275	$24,202	$25,390	$31,601
02/28/26	$32,325	$25,069	$25,233	$26,457	$32,850
03/31/26	$30,553	$22,586	$23,363	$24,313	$31,054

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	30.47%	13.46%	11.82%
MSCI Europe Index	19.11%	8.79%	8.49%
MSCI EMU Local Currency/MSCI Europe (Local) Spliced Index	14.59%	9.47%	8.86%
MSCI EMU Small Cap Local Currency/MSCI Europe Value Spliced Index	29.08%	7.73%	9.29%
WisdomTree Europe Hedged SmallCap Equity/WisdomTree European Opportunities Equity Spliced Index	31.63%	13.65%	12.00%

AssetsNet	$ 269,846,764
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 944,398
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$269,846,764 # of Portfolio Holdings89 Portfolio Turnover Rate130% Investment Advisory Fees Paid, Net$944,398
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.4%
Financials	22.7%
Materials	12.0%
Energy	9.8%
Utilities	8.2%
Health Care	5.2%
Information Technology	4.9%
Consumer Staples	4.9%
Consumer Discretionary	3.0%
Other Sectors	3.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Glencore PLC	2.7%
Eni SpA	2.5%
ORLEN SA	2.4%
ArcelorMittal SA	2.1%
TotalEnergies SE	2.0%
Nokia OYJ	1.9%
AP Moller - Maersk AS, Class B	1.8%
ABB Ltd., Registered Shares	1.8%
Shell PLC	1.7%
Tryg AS	1.7%

Material Fund Change [Text Block]

Material Fund Changes

On June 2, 2025, WisdomTree Europe Hedged SmallCap Equity Fund (Ticker: EUSC) changed its name, ticker, and non-fundamental investment policy adopted under Rule 35d-1 of the Investment Company Act of 1940 (the “1940 Act”). As of that date, the Fund’s name changed to WisdomTree European Opportunities Fund and its ticker changed to OPPE. The Fund seeks to track the price and yield performance, before fees and expenses, of its underlying index. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033627
Shareholder Report [Line Items]
Fund Name	WisdomTree International AI Enhanced Value Fund
Trading Symbol	AIVI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International AI Enhanced Value Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International AI Enhanced Value Fund	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 27.77% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 30.05% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Health Care, driven by strong stock selection effects.

  Consumer Staples and Consumer Discretionary also positively impacted performance due to positive stock selection effects.

  Materials was the largest sector detractor due to negative stock selection effects.

  Information Technology also challenged performance due to negative stock selection.

  The Fund benefited significantly from its exposures to Germany, the United Kingdom and France due to stock selection.

  Netherlands, Italy and Spain all detracted from performance due to poor stock selection effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree International AI Enhanced Value Fund $21,650	MSCI EAFE Index $22,359	MSCI EAFE Value Index $24,433
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,302	$10,290	$10,394
05/31/16	$10,036	$10,196	$10,229
06/30/16	$9,971	$9,854	$9,721
07/31/16	$10,298	$10,353	$10,232
08/31/16	$10,221	$10,361	$10,398
09/30/16	$10,368	$10,488	$10,498
10/31/16	$10,055	$10,273	$10,523
11/30/16	$9,700	$10,069	$10,458
12/31/16	$10,147	$10,413	$10,937
01/31/17	$10,352	$10,715	$11,206
02/28/17	$10,476	$10,868	$11,282
03/31/17	$10,756	$11,167	$11,598
04/30/17	$10,778	$11,452	$11,841
05/31/17	$11,341	$11,872	$12,116
06/30/17	$11,200	$11,851	$12,152
07/31/17	$11,526	$12,193	$12,559
08/31/17	$11,575	$12,188	$12,480
09/30/17	$11,832	$12,491	$12,865
10/31/17	$11,929	$12,681	$12,965
11/30/17	$12,048	$12,814	$13,081
12/31/17	$12,179	$13,020	$13,282
01/31/18	$12,767	$13,673	$13,999
02/28/18	$12,154	$13,056	$13,333
03/31/18	$12,123	$12,820	$13,012
04/30/18	$12,517	$13,113	$13,413
05/31/18	$12,056	$12,818	$12,832
06/30/18	$12,010	$12,662	$12,669
07/31/18	$12,405	$12,973	$13,033
08/31/18	$12,025	$12,723	$12,559
09/30/18	$12,170	$12,833	$12,818
10/31/18	$11,480	$11,812	$11,967
11/30/18	$11,449	$11,797	$11,901
12/31/18	$11,040	$11,224	$11,319
01/31/19	$11,737	$11,962	$12,076
02/28/19	$11,889	$12,267	$12,277
03/31/19	$12,077	$12,344	$12,215
04/30/19	$12,148	$12,691	$12,499
05/31/19	$11,600	$12,082	$11,776
06/30/19	$12,259	$12,799	$12,403
07/31/19	$12,101	$12,636	$12,124
08/31/19	$11,815	$12,309	$11,626
09/30/19	$12,149	$12,661	$12,187
10/31/19	$12,583	$13,116	$12,627
11/30/19	$12,604	$13,264	$12,677
12/31/19	$12,993	$13,695	$13,140
01/31/20	$12,661	$13,409	$12,665
02/29/20	$11,367	$12,197	$11,466
03/31/20	$9,690	$10,569	$9,435
04/30/20	$10,342	$11,252	$9,940
05/31/20	$10,605	$11,742	$10,242
06/30/20	$10,965	$12,142	$10,607
07/31/20	$11,092	$12,425	$10,628
08/31/20	$11,554	$13,063	$11,250
09/30/20	$11,249	$12,724	$10,733
10/31/20	$10,697	$12,216	$10,301
11/30/20	$12,265	$14,110	$12,252
12/31/20	$12,842	$14,766	$12,795
01/31/21	$12,936	$14,608	$12,695
02/28/21	$13,151	$14,936	$13,300
03/31/21	$13,553	$15,279	$13,747
04/30/21	$13,799	$15,739	$14,010
05/31/21	$14,176	$16,252	$14,495
06/30/21	$13,964	$16,070	$14,161
07/31/21	$14,028	$16,191	$14,126
08/31/21	$13,983	$16,476	$14,286
09/30/21	$13,594	$15,998	$14,024
10/31/21	$13,653	$16,391	$14,248
11/30/21	$13,253	$15,629	$13,391
12/31/21	$14,046	$16,429	$14,188
01/31/22	$13,986	$15,635	$14,336
02/28/22	$13,616	$15,358	$14,141
03/31/22	$13,594	$15,457	$14,235
04/30/22	$13,088	$14,457	$13,515
05/31/22	$13,349	$14,566	$13,848
06/30/22	$12,157	$13,214	$12,469
07/31/22	$12,486	$13,873	$12,729
08/31/22	$11,890	$13,214	$12,299
09/30/22	$10,657	$11,978	$11,197
10/31/22	$11,173	$12,622	$11,919
11/30/22	$12,525	$14,043	$13,229
12/31/22	$12,636	$14,055	$13,396
01/31/23	$13,606	$15,193	$14,430
02/28/23	$13,550	$14,876	$14,228
03/31/23	$13,703	$15,244	$14,191
04/30/23	$14,291	$15,675	$14,648
05/31/23	$13,512	$15,011	$13,859
06/30/23	$14,053	$15,695	$14,639
07/31/23	$14,580	$16,202	$15,304
08/31/23	$14,046	$15,582	$14,850
09/30/23	$13,767	$15,049	$14,724
10/31/23	$13,239	$14,439	$14,077
11/30/23	$14,256	$15,779	$15,192
12/31/23	$14,930	$16,618	$15,935
01/31/24	$14,878	$16,713	$15,924
02/29/24	$14,749	$17,019	$15,953
03/31/24	$15,163	$17,579	$16,649
04/30/24	$14,860	$17,129	$16,478
05/31/24	$15,392	$17,792	$17,128
06/30/24	$14,963	$17,505	$16,651
07/31/24	$15,837	$18,019	$17,431
08/31/24	$16,380	$18,605	$17,877
09/30/24	$16,742	$18,776	$18,131
10/31/24	$15,820	$17,755	$17,280
11/30/24	$15,679	$17,655	$17,147
12/31/24	$15,244	$17,253	$16,840
01/31/25	$15,962	$18,160	$17,699
02/28/25	$16,371	$18,512	$18,359
03/31/25	$16,945	$18,437	$18,787
04/30/25	$17,881	$19,282	$19,549
05/31/25	$18,585	$20,164	$20,334
06/30/25	$18,963	$20,608	$20,687
07/31/25	$18,932	$20,319	$20,740
08/31/25	$19,803	$21,185	$21,928
09/30/25	$19,789	$21,591	$22,216
10/31/25	$19,717	$21,845	$22,385
11/30/25	$20,371	$21,980	$22,994
12/31/25	$21,042	$22,640	$23,955
01/31/26	$22,209	$23,821	$25,320
02/28/26	$23,669	$24,923	$26,821
03/31/26	$21,650	$22,359	$24,433

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	27.77%	9.82%	8.03%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%

AssetsNet	$ 58,666,155
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 324,898
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$58,666,155 # of Portfolio Holdings123 Portfolio Turnover Rate99% Investment Advisory Fees Paid, Net$324,898
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	41.2%
Industrials	14.0%
Consumer Staples	8.0%
Materials	7.4%
Energy	6.4%
Consumer Discretionary	5.7%
Health Care	4.6%
Utilities	3.2%
Real Estate	3.2%
Other Sectors	4.6%
Other Assets and Liabilities, Net	1.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
TotalEnergies SE	3.8%
Oversea-Chinese Banking Corp. Ltd.	3.6%
United Overseas Bank Ltd.	2.9%
National Australia Bank Ltd.	2.6%
Swedbank AB, Class A	2.6%
Shell PLC	2.5%
DNB Bank ASA	2.4%
British American Tobacco PLC	2.2%
Vinci SA	2.0%
BASF SE	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033626
Shareholder Report [Line Items]
Fund Name	WisdomTree International Equity Fund
Trading Symbol	DWM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Equity Fund	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 22.47% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 30.05% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The only sector to positively impact Fund performance was Consumer Staples, due to a mix of positive stock selection and allocation effects.

  All sectors, excluding Consumer Staples, produced negative performance impacts, with most attributable to poor stock selection. Consumer Discretionary had the worst impact due to a mix of negative stock selection and allocation effects. Industrials and Health Care were the next two greatest detractors, whose negative stock selection impacts were somewhat softened by positive allocation effects.

  At the country level, underweights to the Netherlands and Switzerland were additive during a period when both of their equity markets underperformed the headline EAFE Value universe.

  Japan, France, the United Kingdom, and Australia were the four largest performance detractors primarily due to negative stock selection, compounded by slightly negative allocation effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree International Equity Fund $21,399	MSCI EAFE Index $22,359	MSCI EAFE Value Index $24,433	WisdomTree International Equity Index $21,893
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,281	$10,290	$10,394	$10,287
05/31/16	$10,174	$10,196	$10,229	$10,179
06/30/16	$9,855	$9,854	$9,721	$9,840
07/31/16	$10,316	$10,353	$10,232	$10,303
08/31/16	$10,345	$10,361	$10,398	$10,342
09/30/16	$10,459	$10,488	$10,498	$10,464
10/31/16	$10,279	$10,273	$10,523	$10,297
11/30/16	$10,089	$10,069	$10,458	$10,112
12/31/16	$10,475	$10,413	$10,937	$10,508
01/31/17	$10,739	$10,715	$11,206	$10,773
02/28/17	$10,861	$10,868	$11,282	$10,900
03/31/17	$11,175	$11,167	$11,598	$11,215
04/30/17	$11,434	$11,452	$11,841	$11,472
05/31/17	$11,860	$11,872	$12,116	$11,901
06/30/17	$11,810	$11,851	$12,152	$11,860
07/31/17	$12,188	$12,193	$12,559	$12,249
08/31/17	$12,183	$12,188	$12,480	$12,254
09/30/17	$12,497	$12,491	$12,865	$12,569
10/31/17	$12,633	$12,681	$12,965	$12,704
11/30/17	$12,748	$12,814	$13,081	$12,824
12/31/17	$12,932	$13,020	$13,282	$13,018
01/31/18	$13,545	$13,673	$13,999	$13,654
02/28/18	$12,881	$13,056	$13,333	$12,997
03/31/18	$12,679	$12,820	$13,012	$12,803
04/30/18	$13,053	$13,113	$13,413	$13,141
05/31/18	$12,663	$12,818	$12,832	$12,743
06/30/18	$12,516	$12,662	$12,669	$12,603
07/31/18	$12,857	$12,973	$13,033	$12,947
08/31/18	$12,540	$12,723	$12,559	$12,619
09/30/18	$12,695	$12,833	$12,818	$12,772
10/31/18	$11,766	$11,812	$11,967	$11,836
11/30/18	$11,744	$11,797	$11,901	$11,843
12/31/18	$11,180	$11,224	$11,319	$11,275
01/31/19	$11,900	$11,962	$12,076	$12,002
02/28/19	$12,166	$12,267	$12,277	$12,279
03/31/19	$12,202	$12,344	$12,215	$12,313
04/30/19	$12,469	$12,691	$12,499	$12,591
05/31/19	$11,876	$12,082	$11,776	$11,981
06/30/19	$12,535	$12,799	$12,403	$12,661
07/31/19	$12,295	$12,636	$12,124	$12,419
08/31/19	$11,875	$12,309	$11,626	$12,012
09/30/19	$12,288	$12,661	$12,187	$12,442
10/31/19	$12,713	$13,116	$12,627	$12,889
11/30/19	$12,827	$13,264	$12,677	$12,991
12/31/19	$13,312	$13,695	$13,140	$13,498
01/31/20	$12,920	$13,409	$12,665	$13,086
02/29/20	$11,697	$12,197	$11,466	$11,840
03/31/20	$9,915	$10,569	$9,435	$9,999
04/30/20	$10,513	$11,252	$9,940	$10,620
05/31/20	$10,855	$11,742	$10,242	$10,965
06/30/20	$11,170	$12,142	$10,607	$11,292
07/31/20	$11,349	$12,425	$10,628	$11,474
08/31/20	$11,915	$13,063	$11,250	$12,040
09/30/20	$11,564	$12,724	$10,733	$11,690
10/31/20	$11,080	$12,216	$10,301	$11,202
11/30/20	$12,491	$14,110	$12,252	$12,655
12/31/20	$13,054	$14,766	$12,795	$13,229
01/31/21	$12,967	$14,608	$12,695	$13,140
02/28/21	$13,149	$14,936	$13,300	$13,325
03/31/21	$13,566	$15,279	$13,747	$13,754
04/30/21	$13,899	$15,739	$14,010	$14,093
05/31/21	$14,406	$16,252	$14,495	$14,551
06/30/21	$14,182	$16,070	$14,161	$14,388
07/31/21	$14,313	$16,191	$14,126	$14,520
08/31/21	$14,446	$16,476	$14,286	$14,678
09/30/21	$13,976	$15,998	$14,024	$14,189
10/31/21	$14,197	$16,391	$14,248	$14,421
11/30/21	$13,617	$15,629	$13,391	$13,829
12/31/21	$14,417	$16,429	$14,188	$14,644
01/31/22	$14,135	$15,635	$14,336	$14,391
02/28/22	$13,973	$15,358	$14,141	$14,215
03/31/22	$14,193	$15,457	$14,235	$14,439
04/30/22	$13,455	$14,457	$13,515	$13,687
05/31/22	$13,591	$14,566	$13,848	$13,832
06/30/22	$12,337	$13,214	$12,469	$12,547
07/31/22	$12,747	$13,873	$12,729	$12,966
08/31/22	$12,249	$13,214	$12,299	$12,463
09/30/22	$11,167	$11,978	$11,197	$11,355
10/31/22	$11,686	$12,622	$11,919	$11,890
11/30/22	$12,995	$14,043	$13,229	$13,242
12/31/22	$13,103	$14,055	$13,396	$13,354
01/31/23	$14,043	$15,193	$14,430	$14,324
02/28/23	$13,779	$14,876	$14,228	$14,057
03/31/23	$13,971	$15,244	$14,191	$14,247
04/30/23	$14,355	$15,675	$14,648	$14,634
05/31/23	$13,589	$15,011	$13,859	$13,833
06/30/23	$14,264	$15,695	$14,639	$14,523
07/31/23	$14,805	$16,202	$15,304	$15,075
08/31/23	$14,304	$15,582	$14,850	$14,562
09/30/23	$14,026	$15,049	$14,724	$14,284
10/31/23	$13,493	$14,439	$14,077	$13,736
11/30/23	$14,568	$15,779	$15,192	$14,848
12/31/23	$15,274	$16,618	$15,935	$15,582
01/31/24	$15,277	$16,713	$15,924	$15,581
02/29/24	$15,480	$17,019	$15,953	$15,792
03/31/24	$16,025	$17,579	$16,649	$16,367
04/30/24	$15,750	$17,129	$16,478	$16,058
05/31/24	$16,355	$17,792	$17,128	$16,677
06/30/24	$15,973	$17,505	$16,651	$16,283
07/31/24	$16,589	$18,019	$17,431	$16,918
08/31/24	$17,107	$18,605	$17,877	$17,454
09/30/24	$17,270	$18,776	$18,131	$17,618
10/31/24	$16,424	$17,755	$17,280	$16,772
11/30/24	$16,283	$17,655	$17,147	$16,611
12/31/24	$15,970	$17,253	$16,840	$16,298
01/31/25	$16,718	$18,160	$17,699	$17,059
02/28/25	$17,137	$18,512	$18,359	$17,519
03/31/25	$17,473	$18,437	$18,787	$17,853
04/30/25	$18,305	$19,282	$19,549	$18,706
05/31/25	$19,016	$20,164	$20,334	$19,434
06/30/25	$19,434	$20,608	$20,687	$19,867
07/31/25	$19,394	$20,319	$20,740	$19,825
08/31/25	$20,244	$21,185	$21,928	$20,721
09/30/25	$20,527	$21,591	$22,216	$21,004
10/31/25	$20,558	$21,845	$22,385	$21,041
11/30/25	$20,858	$21,980	$22,994	$21,341
12/31/25	$21,463	$22,640	$23,955	$21,974
01/31/26	$22,541	$23,821	$25,320	$23,077
02/28/26	$23,728	$24,923	$26,821	$24,302
03/31/26	$21,399	$22,359	$24,433	$21,893

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	22.47%	9.54%	7.90%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%
WisdomTree International Equity Index	22.63%	9.74%	8.15%

AssetsNet	$ 630,520,459
Holdings Count | Holding	1,431
Advisory Fees Paid, Amount	$ 2,887,226
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$630,520,459 # of Portfolio Holdings1,431 Portfolio Turnover Rate29% Investment Advisory Fees Paid, Net$2,887,226
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	20.2%
Industrials	19.9%
Consumer Discretionary	10.6%
Health Care	8.7%
Consumer Staples	8.0%
Information Technology	7.1%
Communication Services	5.9%
Utilities	5.7%
Materials	5.5%
Energy	4.4%
Other Sectors	2.9%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
HSBC Holdings PLC	1.6%
Novartis AG, Registered Shares	1.3%
Toyota Motor Corp.	1.3%
Shell PLC	1.2%
Nestle SA, Registered Shares	1.2%
Intesa Sanpaolo SpA	1.1%
Roche Holding AG	1.1%
British American Tobacco PLC	0.9%
Equinor ASA	0.9%
Banco Bilbao Vizcaya Argentaria SA	0.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000135785
Shareholder Report [Line Items]
Fund Name	WisdomTree International Hedged Quality Dividend Growth Fund
Trading Symbol	IHDG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Hedged Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Hedged Quality Dividend Growth Fund	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 12.15% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Local Currency Index, which returned 17.38% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its Information Technology exposure due to a strong mix of stock selection and allocation effects.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials versus the MSCI EAFE Local Currency Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were among the best-performing sectors in the benchmark, which resulted in negative allocation and stock selection effects.

  Health Care exhibited a similar impact as Financials, but to a lesser extent for both allocation and stock selection impacts.

  Consumer Discretionary and Industrials also lagged due to poor stock selection in the latter and negative allocation effects in the former.

  At the country level, Germany and Singapore aided performance through positive stock selection, while Australia and Denmark weighed negatively on performance due to a mix of poor stock selection and allocation effects.

  The Fund's currency hedge detracted from performance during the period, as virtually the entire Group of 10 (G10) basket of currencies, most of which the Fund has exposure to, strengthened versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree International Hedged Quality Dividend Growth Fund $24,770	MSCI EAFE Local Currency Index $24,443	WisdomTree International Hedged Quality Dividend Growth Index $26,307
03/31/16	$10,000	$10,000	$10,000
04/30/16	$10,019	$10,125	$10,018
05/31/16	$10,307	$10,315	$10,316
06/30/16	$10,031	$9,926	$10,049
07/31/16	$10,456	$10,397	$10,480
08/31/16	$10,338	$10,494	$10,363
09/30/16	$10,383	$10,525	$10,418
10/31/16	$10,182	$10,651	$10,217
11/30/16	$10,174	$10,782	$10,215
12/31/16	$10,459	$11,270	$10,498
01/31/17	$10,553	$11,280	$10,598
02/28/17	$10,985	$11,523	$11,044
03/31/17	$11,326	$11,800	$11,383
04/30/17	$11,733	$11,965	$11,800
05/31/17	$12,060	$12,215	$12,147
06/30/17	$11,776	$12,120	$11,868
07/31/17	$11,808	$12,202	$11,930
08/31/17	$11,972	$12,197	$12,093
09/30/17	$12,278	$12,527	$12,395
10/31/17	$12,643	$12,899	$12,766
11/30/17	$12,567	$12,832	$12,714
12/31/17	$12,704	$12,986	$12,865
01/31/18	$12,832	$13,142	$13,003
02/28/18	$12,427	$12,714	$12,605
03/31/18	$12,326	$12,431	$12,536
04/30/18	$12,672	$12,989	$12,872
05/31/18	$12,888	$12,902	$13,097
06/30/18	$12,824	$12,861	$13,057
07/31/18	$13,146	$13,200	$13,387
08/31/18	$13,078	$12,978	$13,309
09/30/18	$12,909	$13,165	$13,143
10/31/18	$12,093	$12,304	$12,318
11/30/18	$12,020	$12,278	$12,248
12/31/18	$11,216	$11,559	$11,430
01/31/19	$12,049	$12,190	$12,289
02/28/19	$12,571	$12,613	$12,829
03/31/19	$12,941	$12,783	$13,210
04/30/19	$13,384	$13,215	$13,664
05/31/19	$12,728	$12,602	$12,989
06/30/19	$13,321	$13,140	$13,618
07/31/19	$13,536	$13,233	$13,846
08/31/19	$13,386	$12,913	$13,696
09/30/19	$13,677	$13,371	$14,009
10/31/19	$13,967	$13,594	$14,312
11/30/19	$14,478	$13,878	$14,853
12/31/19	$14,889	$14,064	$15,279
01/31/20	$14,827	$13,891	$15,228
02/29/20	$13,702	$12,770	$14,064
03/31/20	$12,596	$11,175	$12,936
04/30/20	$13,480	$11,781	$13,846
05/31/20	$14,196	$12,260	$14,585
06/30/20	$14,472	$12,583	$14,887
07/31/20	$14,394	$12,357	$14,816
08/31/20	$14,857	$12,864	$15,295
09/30/20	$15,214	$12,737	$15,668
10/31/20	$14,582	$12,238	$15,011
11/30/20	$15,895	$13,842	$16,387
12/31/20	$16,493	$14,183	$17,002
01/31/21	$16,598	$14,129	$17,132
02/28/21	$16,737	$14,498	$17,276
03/31/21	$17,358	$15,260	$17,918
04/30/21	$17,914	$15,452	$18,510
05/31/21	$18,294	$15,774	$18,848
06/30/21	$18,684	$15,991	$19,339
07/31/21	$19,194	$16,054	$19,892
08/31/21	$19,410	$16,415	$20,113
09/30/21	$18,623	$16,202	$19,289
10/31/21	$19,048	$16,555	$19,740
11/30/21	$18,846	$16,140	$19,587
12/31/21	$19,746	$16,835	$20,539
01/31/22	$18,412	$16,222	$19,178
02/28/22	$18,192	$15,868	$18,925
03/31/22	$18,735	$16,207	$19,491
04/30/22	$18,174	$15,982	$18,904
05/31/22	$18,047	$15,950	$18,763
06/30/22	$16,501	$14,938	$17,166
07/31/22	$17,822	$15,713	$18,543
08/31/22	$17,091	$15,355	$17,776
09/30/22	$16,162	$14,401	$16,808
10/31/22	$16,788	$15,168	$17,475
11/30/22	$18,040	$16,143	$18,825
12/31/22	$17,503	$15,657	$18,260
01/31/23	$18,670	$16,644	$19,486
02/28/23	$18,582	$16,747	$19,402
03/31/23	$19,298	$16,830	$20,152
04/30/23	$19,815	$17,213	$20,686
05/31/23	$19,278	$16,941	$20,130
06/30/23	$19,863	$17,551	$20,763
07/31/23	$20,057	$17,844	$20,978
08/31/23	$19,803	$17,516	$20,718
09/30/23	$19,316	$17,328	$20,207
10/31/23	$18,778	$16,747	$19,647
11/30/23	$20,063	$17,683	$21,028
12/31/23	$20,925	$18,188	$21,958
01/31/24	$21,409	$18,663	$22,474
02/29/24	$22,234	$19,228	$23,370
03/31/24	$22,966	$19,998	$24,150
04/30/24	$22,404	$19,823	$23,533
05/31/24	$22,906	$20,311	$24,050
06/30/24	$22,962	$20,198	$24,124
07/31/24	$23,027	$20,353	$24,196
08/31/24	$23,341	$20,444	$24,539
09/30/24	$23,061	$20,365	$24,248
10/31/24	$22,337	$20,040	$23,525
11/30/24	$22,382	$20,156	$23,588
12/31/24	$22,269	$20,238	$23,498
01/31/25	$23,609	$21,215	$24,942
02/28/25	$23,507	$21,416	$24,856
03/31/25	$22,085	$20,823	$23,331
04/30/25	$22,141	$20,809	$23,381
05/31/25	$23,144	$21,779	$24,442
06/30/25	$23,406	$21,823	$24,730
07/31/25	$23,302	$22,124	$24,637
08/31/25	$23,369	$22,589	$24,715
09/30/25	$24,013	$22,996	$25,404
10/31/25	$24,560	$23,780	$26,036
11/30/25	$24,862	$23,911	$26,378
12/31/25	$25,458	$24,407	$27,024
01/31/26	$26,162	$25,192	$27,798
02/28/26	$27,080	$26,566	$28,761
03/31/26	$24,770	$24,443	$26,307

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	12.15%	7.37%	9.49%
MSCI EAFE Local Currency Index	17.38%	9.88%	9.35%
WisdomTree International Hedged Quality Dividend Growth Index	12.76%	7.98%	10.16%

AssetsNet	$ 2,142,339,013
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 13,827,035
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,142,339,013 # of Portfolio Holdings272 Portfolio Turnover Rate63% Investment Advisory Fees Paid, Net$13,827,035
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	24.5%
Consumer Discretionary	20.9%
Financials	14.9%
Health Care	10.0%
Information Technology	7.4%
Communication Services	6.3%
Materials	4.8%
Energy	4.8%
Consumer Staples	4.5%
Utilities	0.9%
Other Sectors	0.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Toyota Motor Corp.	5.2%
BP PLC	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
Industria de Diseno Textil SA	3.3%
Deutsche Telekom AG, Registered Shares	3.0%
Banco Bilbao Vizcaya Argentaria SA	2.9%
AstraZeneca PLC	2.9%
ING Groep NV	2.2%
GSK PLC	2.2%
L'Oreal SA	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033633
Shareholder Report [Line Items]
Fund Name	WisdomTree International High Dividend Fund
Trading Symbol	DTH
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International High Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International High Dividend Fund	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 31.95% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 30.05% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Consumer Staples due to strong stock selection in the latter and an approximately equal blend of positive allocation effects and stock selection effects in the former.

  Energy and Information Technology both provided positive performance influences as well, both due to positive stock selection effects.

  Industrials and Real Estate detracted from performance, both primarily due to negative stock selection.

  Exposure to Norway and Switzerland was additive for performance due to positive allocations effects in each. Netherlands was also additive due to positive stock selection.

  Japan and Australia produced negative performance influences due to poor allocation effects in Japan and negative stock selection in Australia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree International High Dividend Fund $22,573	MSCI EAFE Index $22,359	MSCI EAFE Value Index $24,433	WisdomTree International High Dividend Index $23,245
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,311	$10,290	$10,394	$10,307
05/31/16	$10,162	$10,196	$10,229	$10,160
06/30/16	$9,858	$9,854	$9,721	$9,853
07/31/16	$10,263	$10,353	$10,232	$10,261
08/31/16	$10,304	$10,361	$10,398	$10,309
09/30/16	$10,413	$10,488	$10,498	$10,433
10/31/16	$10,271	$10,273	$10,523	$10,292
11/30/16	$10,118	$10,069	$10,458	$10,146
12/31/16	$10,580	$10,413	$10,937	$10,617
01/31/17	$10,784	$10,715	$11,206	$10,824
02/28/17	$10,867	$10,868	$11,282	$10,912
03/31/17	$11,209	$11,167	$11,598	$11,252
04/30/17	$11,362	$11,452	$11,841	$11,412
05/31/17	$11,814	$11,872	$12,116	$11,851
06/30/17	$11,721	$11,851	$12,152	$11,762
07/31/17	$12,119	$12,193	$12,559	$12,164
08/31/17	$12,097	$12,188	$12,480	$12,148
09/30/17	$12,412	$12,491	$12,865	$12,460
10/31/17	$12,446	$12,681	$12,965	$12,498
11/30/17	$12,523	$12,814	$13,081	$12,583
12/31/17	$12,732	$13,020	$13,282	$12,797
01/31/18	$13,339	$13,673	$13,999	$13,409
02/28/18	$12,643	$13,056	$13,333	$12,709
03/31/18	$12,450	$12,820	$13,012	$12,517
04/30/18	$12,821	$13,113	$13,413	$12,885
05/31/18	$12,329	$12,818	$12,832	$12,382
06/30/18	$12,234	$12,662	$12,669	$12,299
07/31/18	$12,628	$12,973	$13,033	$12,700
08/31/18	$12,258	$12,723	$12,559	$12,325
09/30/18	$12,435	$12,833	$12,818	$12,503
10/31/18	$11,650	$11,812	$11,967	$11,713
11/30/18	$11,655	$11,797	$11,901	$11,731
12/31/18	$11,131	$11,224	$11,319	$11,205
01/31/19	$11,839	$11,962	$12,076	$11,924
02/28/19	$12,087	$12,267	$12,277	$12,178
03/31/19	$12,141	$12,344	$12,215	$12,218
04/30/19	$12,327	$12,691	$12,499	$12,410
05/31/19	$11,746	$12,082	$11,776	$11,817
06/30/19	$12,413	$12,799	$12,403	$12,498
07/31/19	$12,082	$12,636	$12,124	$12,172
08/31/19	$11,603	$12,309	$11,626	$11,690
09/30/19	$12,113	$12,661	$12,187	$12,211
10/31/19	$12,547	$13,116	$12,627	$12,650
11/30/19	$12,600	$13,264	$12,677	$12,699
12/31/19	$13,106	$13,695	$13,140	$13,217
01/31/20	$12,622	$13,409	$12,665	$12,732
02/29/20	$11,360	$12,197	$11,466	$11,457
03/31/20	$9,296	$10,569	$9,435	$9,361
04/30/20	$9,900	$11,252	$9,940	$9,971
05/31/20	$10,149	$11,742	$10,242	$10,228
06/30/20	$10,485	$12,142	$10,607	$10,569
07/31/20	$10,596	$12,425	$10,628	$10,689
08/31/20	$11,090	$13,063	$11,250	$11,193
09/30/20	$10,645	$12,724	$10,733	$10,752
10/31/20	$10,164	$12,216	$10,301	$10,265
11/30/20	$11,691	$14,110	$12,252	$11,839
12/31/20	$12,182	$14,766	$12,795	$12,351
01/31/21	$12,139	$14,608	$12,695	$12,312
02/28/21	$12,511	$14,936	$13,300	$12,686
03/31/21	$12,902	$15,279	$13,747	$13,083
04/30/21	$13,141	$15,739	$14,010	$13,330
05/31/21	$13,555	$16,252	$14,495	$13,687
06/30/21	$13,197	$16,070	$14,161	$13,393
07/31/21	$13,247	$16,191	$14,126	$13,451
08/31/21	$13,294	$16,476	$14,286	$13,506
09/30/21	$12,917	$15,998	$14,024	$13,109
10/31/21	$13,035	$16,391	$14,248	$13,235
11/30/21	$12,497	$15,629	$13,391	$12,703
12/31/21	$13,232	$16,429	$14,188	$13,467
01/31/22	$13,451	$15,635	$14,336	$13,697
02/28/22	$13,424	$15,358	$14,141	$13,663
03/31/22	$13,755	$15,457	$14,235	$13,990
04/30/22	$13,141	$14,457	$13,515	$13,372
05/31/22	$13,445	$14,566	$13,848	$13,673
06/30/22	$12,152	$13,214	$12,469	$12,344
07/31/22	$12,297	$13,873	$12,729	$12,491
08/31/22	$11,901	$13,214	$12,299	$12,095
09/30/22	$10,880	$11,978	$11,197	$11,062
10/31/22	$11,347	$12,622	$11,919	$11,545
11/30/22	$12,758	$14,043	$13,229	$13,000
12/31/22	$12,952	$14,055	$13,396	$13,209
01/31/23	$13,925	$15,193	$14,430	$14,207
02/28/23	$13,712	$14,876	$14,228	$13,991
03/31/23	$13,755	$15,244	$14,191	$14,027
04/30/23	$14,089	$15,675	$14,648	$14,361
05/31/23	$13,173	$15,011	$13,859	$13,408
06/30/23	$13,847	$15,695	$14,639	$14,095
07/31/23	$14,501	$16,202	$15,304	$14,769
08/31/23	$13,952	$15,582	$14,850	$14,210
09/30/23	$13,833	$15,049	$14,724	$14,093
10/31/23	$13,271	$14,439	$14,077	$13,518
11/30/23	$14,228	$15,779	$15,192	$14,514
12/31/23	$14,919	$16,618	$15,935	$15,231
01/31/24	$14,693	$16,713	$15,924	$15,002
02/29/24	$14,754	$17,019	$15,953	$15,074
03/31/24	$15,319	$17,579	$16,649	$15,669
04/30/24	$15,149	$17,129	$16,478	$15,479
05/31/24	$15,760	$17,792	$17,128	$16,100
06/30/24	$15,229	$17,505	$16,651	$15,558
07/31/24	$15,832	$18,019	$17,431	$16,180
08/31/24	$16,331	$18,605	$17,877	$16,702
09/30/24	$16,548	$18,776	$18,131	$16,926
10/31/24	$15,708	$17,755	$17,280	$16,084
11/30/24	$15,500	$17,655	$17,147	$15,879
12/31/24	$15,222	$17,253	$16,840	$15,598
01/31/25	$15,889	$18,160	$17,699	$16,288
02/28/25	$16,456	$18,512	$18,359	$16,880
03/31/25	$17,107	$18,437	$18,787	$17,535
04/30/25	$17,835	$19,282	$19,549	$18,277
05/31/25	$18,526	$20,164	$20,334	$18,989
06/30/25	$19,081	$20,608	$20,687	$19,565
07/31/25	$19,297	$20,319	$20,740	$19,791
08/31/25	$20,218	$21,185	$21,928	$20,748
09/30/25	$20,494	$21,591	$22,216	$21,036
10/31/25	$20,364	$21,845	$22,385	$20,929
11/30/25	$21,000	$21,980	$22,994	$21,592
12/31/25	$21,677	$22,640	$23,955	$22,295
01/31/26	$22,959	$23,821	$25,320	$23,627
02/28/26	$24,295	$24,923	$26,821	$25,026
03/31/26	$22,573	$22,359	$24,433	$23,245

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	31.95%	11.84%	8.48%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%
WisdomTree International High Dividend Index	32.56%	12.18%	8.80%

AssetsNet	$ 627,106,513
Holdings Count | Holding	565
Advisory Fees Paid, Amount	$ 2,836,583
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$627,106,513 # of Portfolio Holdings565 Portfolio Turnover Rate28% Investment Advisory Fees Paid, Net$2,836,583
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.4%
Industrials	13.9%
Utilities	11.9%
Energy	10.2%
Consumer Staples	8.3%
Communication Services	7.7%
Materials	7.3%
Consumer Discretionary	5.7%
Real Estate	5.3%
Health Care	4.1%
Other Sectors	1.3%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
HSBC Holdings PLC	2.7%
Shell PLC	2.6%
Nestle SA, Registered Shares	2.3%
Equinor ASA	2.0%
Intesa Sanpaolo SpA	1.9%
British American Tobacco PLC	1.9%
BP PLC	1.7%
BHP Group Ltd.	1.6%
AXA SA	1.5%
Rio Tinto PLC	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033623
Shareholder Report [Line Items]
Fund Name	WisdomTree International MidCap Dividend Fund
Trading Symbol	DIM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International MidCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International MidCap Dividend Fund	$67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 27.59% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Mid Cap Index, which returned 25.24% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Financials, primarily due to strong stock selection and allocation effects.

  Consumer Staples also contributed positively to performance, driven by strong stock selection.

  Energy and Information Technology were also meaningful positive contributors due to positive allocation effects resulting from an overweight in the former and an underweight in the latter.

  The Fund benefited from its exposures to Norway and Ireland, driven by a mix of strong allocation and stock selection effects in Norway and exclusively stock selection in Ireland.

  Spain and Japan were also positive contributors due to positive allocation effects in the former and stock selection in the latter.

  Germany was the only meaningfully negative detractor at the country level. A mix of poor allocation and stock selection effects resulted in the performance headwind.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree International MidCap Dividend Fund $20,539	MSCI EAFE Index $22,359	MSCI EAFE Mid Cap Index $20,590	MSCI EAFE Mid Cap Value Index $21,435	WisdomTree International MidCap Dividend Index $21,358
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,195	$10,290	$10,236	$10,332	$10,189
05/31/16	$10,097	$10,196	$10,127	$10,055	$10,093
06/30/16	$9,524	$9,854	$9,677	$9,461	$9,534
07/31/16	$10,097	$10,353	$10,269	$10,051	$10,110
08/31/16	$10,150	$10,361	$10,232	$10,166	$10,163
09/30/16	$10,256	$10,488	$10,403	$10,376	$10,277
10/31/16	$10,055	$10,273	$10,086	$10,222	$10,078
11/30/16	$9,887	$10,069	$9,873	$10,116	$9,908
12/31/16	$10,198	$10,413	$10,145	$10,506	$10,225
01/31/17	$10,555	$10,715	$10,530	$10,796	$10,588
02/28/17	$10,755	$10,868	$10,695	$10,981	$10,795
03/31/17	$11,034	$11,167	$10,933	$11,209	$11,074
04/30/17	$11,421	$11,452	$11,304	$11,576	$11,466
05/31/17	$11,817	$11,872	$11,733	$11,905	$11,862
06/30/17	$11,832	$11,851	$11,726	$11,943	$11,879
07/31/17	$12,223	$12,193	$12,100	$12,360	$12,276
08/31/17	$12,223	$12,188	$12,169	$12,406	$12,287
09/30/17	$12,439	$12,491	$12,442	$12,613	$12,513
10/31/17	$12,651	$12,681	$12,697	$12,832	$12,738
11/30/17	$12,819	$12,814	$12,816	$12,920	$12,906
12/31/17	$13,062	$13,020	$13,091	$13,226	$13,157
01/31/18	$13,650	$13,673	$13,714	$13,832	$13,765
02/28/18	$13,119	$13,056	$13,149	$13,270	$13,239
03/31/18	$12,871	$12,820	$12,908	$12,999	$13,014
04/30/18	$13,185	$13,113	$13,158	$13,428	$13,300
05/31/18	$12,903	$12,818	$13,027	$13,094	$13,021
06/30/18	$12,594	$12,662	$12,792	$12,729	$12,723
07/31/18	$12,840	$12,973	$13,028	$12,986	$12,983
08/31/18	$12,613	$12,723	$12,936	$12,804	$12,761
09/30/18	$12,713	$12,833	$12,922	$12,960	$12,856
10/31/18	$11,671	$11,812	$11,703	$12,000	$11,816
11/30/18	$11,623	$11,797	$11,577	$12,048	$11,776
12/31/18	$11,093	$11,224	$10,970	$11,416	$11,232
01/31/19	$11,912	$11,962	$11,802	$12,386	$12,065
02/28/19	$12,128	$12,267	$12,068	$12,563	$12,291
03/31/19	$12,101	$12,344	$12,105	$12,495	$12,262
04/30/19	$12,370	$12,691	$12,466	$12,759	$12,534
05/31/19	$11,703	$12,082	$11,790	$11,951	$11,849
06/30/19	$12,329	$12,799	$12,464	$12,555	$12,497
07/31/19	$12,088	$12,636	$12,329	$12,294	$12,258
08/31/19	$11,657	$12,309	$12,058	$11,892	$11,824
09/30/19	$12,085	$12,661	$12,395	$12,513	$12,259
10/31/19	$12,671	$13,116	$12,943	$13,147	$12,858
11/30/19	$12,819	$13,264	$13,188	$13,176	$13,030
12/31/19	$13,293	$13,695	$13,592	$13,611	$13,512
01/31/20	$12,844	$13,409	$13,287	$13,076	$13,051
02/29/20	$11,584	$12,197	$12,056	$11,802	$11,771
03/31/20	$9,508	$10,569	$10,129	$9,417	$9,683
04/30/20	$10,221	$11,252	$11,011	$10,100	$10,426
05/31/20	$10,702	$11,742	$11,693	$10,431	$10,917
06/30/20	$10,918	$12,142	$11,967	$10,660	$11,144
07/31/20	$11,141	$12,425	$12,286	$10,723	$11,381
08/31/20	$11,831	$13,063	$13,128	$11,595	$12,092
09/30/20	$11,519	$12,724	$12,896	$11,234	$11,777
10/31/20	$11,128	$12,216	$12,480	$10,829	$11,386
11/30/20	$12,675	$14,110	$14,314	$12,799	$12,997
12/31/20	$13,249	$14,766	$15,029	$13,429	$13,590
01/31/21	$13,266	$14,608	$14,959	$13,453	$13,618
02/28/21	$13,496	$14,936	$15,114	$13,966	$13,848
03/31/21	$13,933	$15,279	$15,454	$14,369	$14,295
04/30/21	$14,203	$15,739	$15,949	$14,595	$14,572
05/31/21	$14,585	$16,252	$16,325	$14,915	$14,920
06/30/21	$14,299	$16,070	$16,141	$14,531	$14,681
07/31/21	$14,491	$16,191	$16,311	$14,557	$14,885
08/31/21	$14,706	$16,476	$16,621	$14,826	$15,117
09/30/21	$14,356	$15,998	$16,029	$14,439	$14,742
10/31/21	$14,493	$16,391	$16,278	$14,580	$14,891
11/30/21	$13,786	$15,629	$15,543	$13,774	$14,176
12/31/21	$14,472	$16,429	$16,185	$14,489	$14,882
01/31/22	$13,991	$15,635	$14,979	$14,177	$14,381
02/28/22	$13,832	$15,358	$14,820	$14,127	$14,224
03/31/22	$13,915	$15,457	$14,801	$14,048	$14,299
04/30/22	$13,169	$14,457	$13,761	$13,280	$13,523
05/31/22	$13,326	$14,566	$13,725	$13,401	$13,680
06/30/22	$12,049	$13,214	$12,367	$12,043	$12,354
07/31/22	$12,456	$13,873	$13,079	$12,521	$12,786
08/31/22	$11,977	$13,214	$12,456	$12,070	$12,289
09/30/22	$10,585	$11,978	$11,084	$10,725	$10,858
10/31/22	$11,061	$12,622	$11,647	$11,291	$11,352
11/30/22	$12,228	$14,043	$12,861	$12,447	$12,569
12/31/22	$12,401	$14,055	$12,895	$12,669	$12,755
01/31/23	$13,313	$15,193	$14,007	$13,740	$13,698
02/28/23	$13,090	$14,876	$13,730	$13,547	$13,473
03/31/23	$13,122	$15,244	$13,878	$13,395	$13,501
04/30/23	$13,439	$15,675	$14,211	$13,775	$13,828
05/31/23	$12,775	$15,011	$13,582	$12,967	$13,130
06/30/23	$13,188	$15,695	$13,964	$13,444	$13,562
07/31/23	$13,858	$16,202	$14,675	$14,266	$14,255
08/31/23	$13,440	$15,582	$14,154	$13,844	$13,823
09/30/23	$13,047	$15,049	$13,599	$13,525	$13,416
10/31/23	$12,457	$14,439	$12,847	$12,824	$12,809
11/30/23	$13,530	$15,779	$14,139	$13,917	$13,936
12/31/23	$14,288	$16,618	$15,043	$14,719	$14,730
01/31/24	$14,191	$16,713	$14,942	$14,667	$14,634
02/29/24	$14,278	$17,019	$15,087	$14,557	$14,727
03/31/24	$14,762	$17,579	$15,586	$15,177	$15,264
04/30/24	$14,447	$17,129	$15,106	$14,918	$14,902
05/31/24	$14,985	$17,792	$15,675	$15,568	$15,456
06/30/24	$14,514	$17,505	$15,221	$14,980	$14,972
07/31/24	$15,247	$18,019	$15,858	$15,739	$15,743
08/31/24	$15,714	$18,605	$16,385	$16,159	$16,231
09/30/24	$16,054	$18,776	$16,745	$16,457	$16,589
10/31/24	$15,155	$17,755	$15,750	$15,586	$15,672
11/30/24	$15,172	$17,655	$15,894	$15,634	$15,694
12/31/24	$14,825	$17,253	$15,499	$15,272	$15,343
01/31/25	$15,433	$18,160	$16,130	$15,821	$15,987
02/28/25	$15,771	$18,512	$16,385	$16,235	$16,343
03/31/25	$16,098	$18,437	$16,441	$16,481	$16,662
04/30/25	$17,097	$19,282	$17,378	$17,325	$17,704
05/31/25	$18,011	$20,164	$18,316	$18,233	$18,652
06/30/25	$18,560	$20,608	$18,887	$18,790	$19,223
07/31/25	$18,493	$20,319	$18,711	$18,731	$19,163
08/31/25	$19,266	$21,185	$19,528	$19,695	$19,976
09/30/25	$19,428	$21,591	$19,761	$19,879	$20,141
10/31/25	$19,328	$21,845	$19,786	$19,892	$20,051
11/30/25	$19,803	$21,980	$19,953	$20,442	$20,560
12/31/25	$20,305	$22,640	$20,378	$21,036	$21,090
01/31/26	$21,341	$23,821	$21,509	$22,101	$22,184
02/28/26	$22,592	$24,923	$22,812	$23,474	$23,509
03/31/26	$20,539	$22,359	$20,590	$21,435	$21,358

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	27.59%	8.07%	7.46%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Mid Cap Index	25.24%	5.91%	7.49%
MSCI EAFE Mid Cap Value Index	30.06%	8.33%	7.92%
WisdomTree International MidCap Dividend Index	28.19%	8.36%	7.88%

AssetsNet	$ 159,092,373
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 899,877
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$159,092,373 # of Portfolio Holdings596 Portfolio Turnover Rate33% Investment Advisory Fees Paid, Net$899,877
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	24.1%
Industrials	20.7%
Utilities	8.3%
Consumer Discretionary	7.9%
Real Estate	7.4%
Consumer Staples	6.7%
Materials	6.2%
Communication Services	5.7%
Energy	5.1%
Health Care	3.7%
Other Sectors	3.2%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
AIB Group PLC	1.3%
WH Group Ltd.	1.2%
Tenaris SA	0.9%
Astellas Pharma, Inc.	0.8%
Koninklijke KPN NV	0.8%
Fortum OYJ	0.8%
Admiral Group PLC	0.8%
Banca Mediolanum SpA	0.7%
Traton SE	0.7%
NN Group NV	0.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000202067
Shareholder Report [Line Items]
Fund Name	WisdomTree International Multifactor Fund
Trading Symbol	DWMF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Multifactor Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Multifactor Fund	$44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 18.21% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Index, which returned 21.27% in U.S. dollar (USD) terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from exposure to Consumer Discretionary due to allocation effects resulting from an underweight position. Consumer Discretionary was the only sector to decline within the headline index during the period, resulting in a positive allocation influence.

  Communication Services also aided returns through positive stock selection, while Utilities delivered a performance benefit through positive allocation effects resulting from an overweight. Utilities was ultimately the second best-performing sector group within the benchmark during the period.

  Industrials, Information Technology and Financials all detracted from performance due to negative stock selection effects.

  The Fund benefited from its exposures to Denmark, driven by strong stock selection effects.

  France and Hong Kong also contributed positively to performance, supported by positive stock selection effects in the former and favorable allocation effects in the latter.

  Japan and Australia detracted from performance, both due to negative stock selection effects.

  The Fund's currency hedge detracted from performance during the period, as virtually the entire Group of 10 (G10) basket of currencies, most of which the Fund has exposure to, strengthened versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree International Multifactor Fund $17,035	MSCI EAFE Local Currency Index $18,781	MSCI EAFE Index $17,701
08/10/18	$10,000	$10,000	$10,000
08/31/18	$9,996	$9,972	$10,073
09/30/18	$10,170	$10,115	$10,160
10/31/18	$9,646	$9,454	$9,351
11/30/18	$9,691	$9,434	$9,340
12/31/18	$9,258	$8,882	$8,886
01/31/19	$9,760	$9,366	$9,470
02/28/19	$9,993	$9,692	$9,712
03/31/19	$10,118	$9,822	$9,773
04/30/19	$10,384	$10,153	$10,048
05/31/19	$9,958	$9,683	$9,565
06/30/19	$10,267	$10,096	$10,132
07/31/19	$10,242	$10,168	$10,004
08/31/19	$10,026	$9,922	$9,745
09/30/19	$10,354	$10,273	$10,024
10/31/19	$10,475	$10,445	$10,384
11/30/19	$10,600	$10,663	$10,501
12/31/19	$10,733	$10,806	$10,842
01/31/20	$10,851	$10,674	$10,616
02/29/20	$9,943	$9,812	$9,656
03/31/20	$8,795	$8,586	$8,367
04/30/20	$9,330	$9,052	$8,908
05/31/20	$9,641	$9,420	$9,296
06/30/20	$9,813	$9,668	$9,612
07/31/20	$9,911	$9,495	$9,836
08/31/20	$10,241	$9,884	$10,342
09/30/20	$10,163	$9,786	$10,073
10/31/20	$9,792	$9,403	$9,671
11/30/20	$10,470	$10,635	$11,170
12/31/20	$10,654	$10,897	$11,690
01/31/21	$10,645	$10,856	$11,565
02/28/21	$10,474	$11,140	$11,825
03/31/21	$10,967	$11,725	$12,097
04/30/21	$11,127	$11,873	$12,460
05/31/21	$11,420	$12,120	$12,867
06/30/21	$11,462	$12,287	$12,722
07/31/21	$11,559	$12,335	$12,818
08/31/21	$11,787	$12,613	$13,044
09/30/21	$11,489	$12,449	$12,665
10/31/21	$11,547	$12,720	$12,977
11/30/21	$11,339	$12,401	$12,373
12/31/21	$11,802	$12,935	$13,006
01/31/22	$11,330	$12,464	$12,378
02/28/22	$11,170	$12,192	$12,159
03/31/22	$11,299	$12,453	$12,237
04/30/22	$11,138	$12,280	$11,446
05/31/22	$11,192	$12,255	$11,531
06/30/22	$10,616	$11,477	$10,461
07/31/22	$10,866	$12,073	$10,983
08/31/22	$10,630	$11,798	$10,461
09/30/22	$9,933	$11,065	$9,482
10/31/22	$10,390	$11,655	$9,992
11/30/22	$11,035	$12,404	$11,118
12/31/22	$10,946	$12,030	$11,127
01/31/23	$11,374	$12,788	$12,028
02/28/23	$11,360	$12,867	$11,777
03/31/23	$11,612	$12,932	$12,069
04/30/23	$12,006	$13,226	$12,409
05/31/23	$11,463	$13,017	$11,884
06/30/23	$11,848	$13,486	$12,425
07/31/23	$12,028	$13,711	$12,827
08/31/23	$11,810	$13,459	$12,336
09/30/23	$11,727	$13,314	$11,914
10/31/23	$11,479	$12,867	$11,431
11/30/23	$11,889	$13,587	$12,492
12/31/23	$12,116	$13,974	$13,156
01/31/24	$12,303	$14,340	$13,232
02/29/24	$12,279	$14,774	$13,474
03/31/24	$12,757	$15,366	$13,917
04/30/24	$12,699	$15,231	$13,561
05/31/24	$12,998	$15,606	$14,086
06/30/24	$12,837	$15,519	$13,859
07/31/24	$13,367	$15,638	$14,265
08/31/24	$13,842	$15,708	$14,729
09/30/24	$13,968	$15,647	$14,865
10/31/24	$13,400	$15,398	$14,057
11/30/24	$13,499	$15,487	$13,977
12/31/24	$13,427	$15,550	$13,659
01/31/25	$13,859	$16,300	$14,377
02/28/25	$14,217	$16,455	$14,656
03/31/25	$14,410	$16,000	$14,597
04/30/25	$15,232	$15,988	$15,265
05/31/25	$15,729	$16,734	$15,964
06/30/25	$15,897	$16,768	$16,315
07/31/25	$15,775	$16,999	$16,086
08/31/25	$16,155	$17,357	$16,772
09/30/25	$16,275	$17,669	$17,093
10/31/25	$16,275	$18,271	$17,294
11/30/25	$16,575	$18,372	$17,402
12/31/25	$16,786	$18,753	$17,924
01/31/26	$17,216	$19,356	$18,859
02/28/26	$18,372	$20,412	$19,731
03/31/26	$17,035	$18,781	$17,701

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 8/10/18
Fund NAV Returns	18.21%	9.21%	7.22%
MSCI EAFE Local Currency Index	17.38%	9.88%	8.59%
MSCI EAFE Index	21.27%	7.91%	7.76%

AssetsNet	$ 36,523,928
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 142,701
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$36,523,928 # of Portfolio Holdings203 Portfolio Turnover Rate117% Investment Advisory Fees Paid, Net$142,701
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	19.5%
Industrials	18.4%
Consumer Staples	11.9%
Utilities	9.1%
Communication Services	9.0%
Health Care	8.4%
Real Estate	6.5%
Consumer Discretionary	6.5%
Materials	4.0%
Information Technology	3.6%
Other Sectors	2.2%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Admiral Group PLC	1.3%
LEG Immobilien SE	1.2%
Zurich Insurance Group AG	1.2%
Sea Ltd., ADR	1.2%
Euronext NV	1.1%
Suncorp Group Ltd.	1.1%
Credit Agricole SA	1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1.0%
DNB Bank ASA	1.0%
Mapfre SA	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000166521
Shareholder Report [Line Items]
Fund Name	WisdomTree International Quality Dividend Growth Fund
Trading Symbol	IQDG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Quality Dividend Growth Fund	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 13.88% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Index, which returned 21.27% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Information Technology due to a strong mix of stock selection and allocation effects.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight in Financials versus the MSCI EAFE Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were among the best-performing sectors in the benchmark, which resulted in negative allocation and stock selection effects.

  Health Care exhibited a similar impact as Financials, but to a lesser extent for both allocation and stock selection impacts.

  Consumer Discretionary and Industrials also lagged due to poor stock selection in the latter and negative allocation effects in the former.

  At the country level, Germany and Singapore aided performance through positive stock selection, while Australia and Denmark weighed negatively on performance due to a mix of poor stock selection and allocation effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree International Quality Dividend Growth Fund $19,923	MSCI EAFE Index $22,950	WisdomTree International Quality Dividend Growth Index $20,582
04/07/16	$10,000	$10,000	$10,000
04/30/16	$10,294	$10,562	$10,292
05/31/16	$10,310	$10,466	$10,311
06/30/16	$9,988	$10,114	$10,016
07/31/16	$10,430	$10,627	$10,466
08/31/16	$10,215	$10,635	$10,254
09/30/16	$10,330	$10,765	$10,372
10/31/16	$9,802	$10,545	$9,838
11/30/16	$9,546	$10,335	$9,587
12/31/16	$9,726	$10,688	$9,771
01/31/17	$10,077	$10,998	$10,111
02/28/17	$10,370	$11,156	$10,418
03/31/17	$10,712	$11,463	$10,762
04/30/17	$11,241	$11,754	$11,290
05/31/17	$11,753	$12,186	$11,814
06/30/17	$11,578	$12,164	$11,642
07/31/17	$11,871	$12,515	$11,942
08/31/17	$12,023	$12,511	$12,095
09/30/17	$12,300	$12,822	$12,367
10/31/17	$12,457	$13,017	$12,524
11/30/17	$12,590	$13,153	$12,655
12/31/17	$12,780	$13,364	$12,850
01/31/18	$13,403	$14,034	$13,483
02/28/18	$12,726	$13,401	$12,806
03/31/18	$12,651	$13,160	$12,751
04/30/18	$12,696	$13,460	$12,787
05/31/18	$12,676	$13,157	$12,766
06/30/18	$12,488	$12,997	$12,598
07/31/18	$12,768	$13,317	$12,886
08/31/18	$12,605	$13,059	$12,718
09/30/18	$12,396	$13,173	$12,503
10/31/18	$11,368	$12,124	$11,476
11/30/18	$11,288	$12,109	$11,402
12/31/18	$10,602	$11,521	$10,708
01/31/19	$11,493	$12,278	$11,611
02/28/19	$11,886	$12,591	$12,011
03/31/19	$12,114	$12,671	$12,238
04/30/19	$12,440	$13,027	$12,569
05/31/19	$11,733	$12,401	$11,851
06/30/19	$12,452	$13,137	$12,599
07/31/19	$12,362	$12,970	$12,511
08/31/19	$12,148	$12,634	$12,298
09/30/19	$12,328	$12,996	$12,485
10/31/19	$12,821	$13,463	$12,986
11/30/19	$13,169	$13,615	$13,342
12/31/19	$13,773	$14,058	$13,958
01/31/20	$13,575	$13,764	$13,757
02/29/20	$12,363	$12,520	$12,527
03/31/20	$11,215	$10,849	$11,358
04/30/20	$12,073	$11,550	$12,237
05/31/20	$12,753	$12,052	$12,934
06/30/20	$13,090	$12,463	$13,283
07/31/20	$13,586	$12,753	$13,791
08/31/20	$14,170	$13,409	$14,379
09/30/20	$14,252	$13,061	$14,467
10/31/20	$13,626	$12,539	$13,833
11/30/20	$15,157	$14,483	$15,406
12/31/20	$16,065	$15,156	$16,326
01/31/21	$16,079	$14,995	$16,354
02/28/21	$16,228	$15,331	$16,476
03/31/21	$16,398	$15,684	$16,651
04/30/21	$17,183	$16,156	$17,458
05/31/21	$17,698	$16,682	$17,996
06/30/21	$17,667	$16,495	$18,002
07/31/21	$18,188	$16,619	$18,563
08/31/21	$18,282	$16,912	$18,656
09/30/21	$17,229	$16,421	$17,577
10/31/21	$17,707	$16,825	$18,080
11/30/21	$17,071	$16,042	$17,503
12/31/21	$18,054	$16,863	$18,519
01/31/22	$16,589	$16,048	$17,028
02/28/22	$16,476	$15,765	$16,874
03/31/22	$16,802	$15,866	$17,197
04/30/22	$15,433	$14,840	$15,785
05/31/22	$15,469	$14,951	$15,805
06/30/22	$13,664	$13,564	$13,960
07/31/22	$14,665	$14,239	$15,001
08/31/22	$13,678	$13,563	$13,989
09/30/22	$12,452	$12,294	$12,724
10/31/22	$12,969	$12,955	$13,258
11/30/22	$14,492	$14,415	$14,832
12/31/22	$14,417	$14,426	$14,759
01/31/23	$15,572	$15,595	$15,947
02/28/23	$15,120	$15,269	$15,490
03/31/23	$15,987	$15,648	$16,366
04/30/23	$16,571	$16,089	$16,960
05/31/23	$15,627	$15,408	$15,996
06/30/23	$16,350	$16,110	$16,741
07/31/23	$16,751	$16,631	$17,155
08/31/23	$16,178	$15,994	$16,581
09/30/23	$15,361	$15,447	$15,740
10/31/23	$14,834	$14,821	$15,197
11/30/23	$16,376	$16,197	$16,809
12/31/23	$17,423	$17,057	$17,891
01/31/24	$17,471	$17,156	$17,950
02/29/24	$17,918	$17,470	$18,431
03/31/24	$18,341	$18,044	$18,878
04/30/24	$17,573	$17,582	$18,071
05/31/24	$18,191	$18,263	$18,715
06/30/24	$18,030	$17,968	$18,561
07/31/24	$18,357	$18,495	$18,908
08/31/24	$19,102	$19,097	$19,678
09/30/24	$19,076	$19,273	$19,653
10/31/24	$17,723	$18,225	$18,284
11/30/24	$17,508	$18,122	$18,062
12/31/24	$16,954	$17,710	$17,508
01/31/25	$18,002	$18,640	$18,612
02/28/25	$18,096	$19,002	$18,703
03/31/25	$17,494	$18,925	$18,047
04/30/25	$18,337	$19,792	$18,908
05/31/25	$19,141	$20,697	$19,737
06/30/25	$19,727	$21,153	$20,347
07/31/25	$19,048	$20,857	$19,653
08/31/25	$19,482	$21,746	$20,111
09/30/25	$20,013	$22,162	$20,663
10/31/25	$20,018	$22,423	$20,697
11/30/25	$20,274	$22,562	$20,968
12/31/25	$20,931	$23,239	$21,650
01/31/26	$21,869	$24,451	$22,632
02/28/26	$22,404	$25,583	$23,171
03/31/26	$19,923	$22,950	$20,582

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 4/7/16
Fund NAV Returns	13.88%	3.97%	7.15%
MSCI EAFE Index	21.27%	7.91%	8.67%
WisdomTree International Quality Dividend Growth Index	14.04%	4.33%	7.50%

AssetsNet	$ 672,909,552
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 3,129,123
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$672,909,552 # of Portfolio Holdings263 Portfolio Turnover Rate58% Investment Advisory Fees Paid, Net$3,129,123
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	24.4%
Consumer Discretionary	20.9%
Financials	14.9%
Health Care	9.9%
Information Technology	7.5%
Communication Services	6.3%
Materials	4.9%
Energy	4.7%
Consumer Staples	4.5%
Utilities	0.9%
Other Sectors	0.3%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Toyota Motor Corp.	5.2%
BP PLC	3.9%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
Industria de Diseno Textil SA	3.3%
Deutsche Telekom AG, Registered Shares	3.0%
Banco Bilbao Vizcaya Argentaria SA	2.9%
AstraZeneca PLC	2.9%
GSK PLC	2.2%
ING Groep NV	2.2%
L'Oreal SA	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033624
Shareholder Report [Line Items]
Fund Name	WisdomTree International SmallCap Dividend Fund
Trading Symbol	DLS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International SmallCap Dividend Fund	$67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 26.86% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Small Cap Index, which returned 25.55% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited equally from its exposures to Consumer Staples and Real Estate due to positive stock selection effects in the former and a blend of allocation and selection effects in the latter.

  Financials and Industrials were also additive due to positive stock selection.

  Materials was the most notable detractor, which was exclusively due to negative stock selection. Utilities and Information Technology produced similar effects for similar reasons, albeit to lesser extents.

  From a country standpoint, the Fund benefited from Singapore and Norway exposure due to positive stock selection effects in the former and allocation effects resulting from an overweight in the latter.

  Australia and the United Kingdom both detracted from performance due to negative stock selection impacts.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree International SmallCap Dividend Fund $19,814	MSCI EAFE Index $22,359	MSCI EAFE Small Cap Index $20,461	MSCI EAFE Small Cap Value Index $21,587	WisdomTree International SmallCap Dividend Index $21,067
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,197	$10,290	$10,230	$10,321	$10,192
05/31/16	$10,239	$10,196	$10,283	$10,268	$10,237
06/30/16	$9,618	$9,854	$9,740	$9,693	$9,641
07/31/16	$10,318	$10,353	$10,337	$10,367	$10,364
08/31/16	$10,335	$10,361	$10,276	$10,400	$10,382
09/30/16	$10,607	$10,488	$10,582	$10,632	$10,651
10/31/16	$10,413	$10,273	$10,282	$10,461	$10,455
11/30/16	$10,241	$10,069	$9,993	$10,256	$10,287
12/31/16	$10,581	$10,413	$10,279	$10,603	$10,636
01/31/17	$10,975	$10,715	$10,643	$10,989	$11,028
02/28/17	$11,234	$10,868	$10,881	$11,226	$11,287
03/31/17	$11,424	$11,167	$11,099	$11,382	$11,480
04/30/17	$11,853	$11,452	$11,574	$11,806	$11,906
05/31/17	$12,206	$11,872	$12,001	$12,132	$12,267
06/30/17	$12,280	$11,851	$11,998	$12,214	$12,382
07/31/17	$12,778	$12,193	$12,433	$12,683	$12,865
08/31/17	$12,819	$12,188	$12,535	$12,733	$12,887
09/30/17	$13,186	$12,491	$12,893	$13,083	$13,241
10/31/17	$13,369	$12,681	$13,110	$13,189	$13,411
11/30/17	$13,460	$12,814	$13,318	$13,406	$13,523
12/31/17	$13,857	$13,020	$13,673	$13,814	$13,940
01/31/18	$14,463	$13,673	$14,372	$14,413	$14,525
02/28/18	$13,907	$13,056	$13,863	$13,848	$13,984
03/31/18	$13,668	$12,820	$13,706	$13,667	$13,744
04/30/18	$13,829	$13,113	$13,892	$13,949	$13,900
05/31/18	$13,677	$12,818	$13,759	$13,567	$13,723
06/30/18	$13,232	$12,662	$13,492	$13,275	$13,324
07/31/18	$13,373	$12,973	$13,579	$13,435	$13,462
08/31/18	$13,158	$12,723	$13,470	$13,243	$13,263
09/30/18	$13,164	$12,833	$13,373	$13,240	$13,258
10/31/18	$12,022	$11,812	$12,086	$12,138	$12,093
11/30/18	$12,011	$11,797	$12,001	$12,021	$12,157
12/31/18	$11,266	$11,224	$11,227	$11,304	$11,392
01/31/19	$12,056	$11,962	$12,131	$12,191	$12,190
02/28/19	$12,316	$12,267	$12,403	$12,388	$12,472
03/31/19	$12,272	$12,344	$12,423	$12,318	$12,420
04/30/19	$12,597	$12,691	$12,798	$12,606	$12,762
05/31/19	$11,983	$12,082	$12,121	$11,911	$12,140
06/30/19	$12,351	$12,799	$12,635	$12,427	$12,600
07/31/19	$12,125	$12,636	$12,546	$12,253	$12,379
08/31/19	$11,688	$12,309	$12,236	$11,999	$11,955
09/30/19	$12,158	$12,661	$12,580	$12,436	$12,438
10/31/19	$12,743	$13,116	$13,152	$13,038	$13,070
11/30/19	$13,055	$13,264	$13,442	$13,259	$13,395
12/31/19	$13,757	$13,695	$14,029	$13,828	$14,125
01/31/20	$13,215	$13,409	$13,623	$13,366	$13,565
02/29/20	$11,778	$12,197	$12,287	$12,030	$12,087
03/31/20	$9,378	$10,569	$10,168	$9,595	$9,618
04/30/20	$10,252	$11,252	$11,226	$10,428	$10,559
05/31/20	$10,790	$11,742	$12,026	$10,882	$11,108
06/30/20	$10,901	$12,142	$12,190	$10,997	$11,222
07/31/20	$11,199	$12,425	$12,600	$11,180	$11,530
08/31/20	$11,957	$13,063	$13,540	$12,023	$12,327
09/30/20	$11,852	$12,724	$13,440	$11,790	$12,209
10/31/20	$11,521	$12,216	$12,972	$11,401	$11,881
11/30/20	$12,774	$14,110	$14,754	$13,222	$13,282
12/31/20	$13,588	$14,766	$15,761	$14,122	$14,135
01/31/21	$13,542	$14,608	$15,703	$14,063	$14,094
02/28/21	$13,928	$14,936	$16,119	$14,676	$14,493
03/31/21	$14,392	$15,279	$16,471	$15,174	$14,984
04/30/21	$14,918	$15,739	$17,133	$15,717	$15,544
05/31/21	$15,287	$16,252	$17,476	$16,154	$15,934
06/30/21	$15,037	$16,070	$17,187	$15,701	$15,671
07/31/21	$15,255	$16,191	$17,479	$15,895	$15,899
08/31/21	$15,660	$16,476	$17,983	$16,294	$16,311
09/30/21	$15,188	$15,998	$17,340	$15,723	$15,814
10/31/21	$15,290	$16,391	$17,613	$15,883	$15,941
11/30/21	$14,370	$15,629	$16,628	$14,955	$15,065
12/31/21	$15,173	$16,429	$17,353	$15,760	$15,893
01/31/22	$14,382	$15,635	$16,084	$15,229	$15,079
02/28/22	$14,278	$15,358	$15,880	$15,120	$14,991
03/31/22	$14,278	$15,457	$15,873	$15,073	$14,981
04/30/22	$13,497	$14,457	$14,784	$14,252	$14,162
05/31/22	$13,412	$14,566	$14,677	$14,236	$14,040
06/30/22	$12,252	$13,214	$13,065	$12,733	$12,822
07/31/22	$12,870	$13,873	$13,929	$13,363	$13,472
08/31/22	$12,400	$13,214	$13,312	$12,856	$12,991
09/30/22	$11,024	$11,978	$11,781	$11,411	$11,547
10/31/22	$11,285	$12,622	$12,279	$11,962	$11,838
11/30/22	$12,344	$14,043	$13,497	$13,136	$12,988
12/31/22	$12,539	$14,055	$13,641	$13,398	$13,201
01/31/23	$13,490	$15,193	$14,660	$14,436	$14,204
02/28/23	$13,322	$14,876	$14,342	$14,204	$14,029
03/31/23	$13,246	$15,244	$14,312	$14,006	$13,935
04/30/23	$13,525	$15,675	$14,600	$14,345	$14,229
05/31/23	$12,788	$15,011	$13,991	$13,647	$13,429
06/30/23	$13,205	$15,695	$14,395	$14,117	$13,869
07/31/23	$13,808	$16,202	$15,033	$14,864	$14,511
08/31/23	$13,387	$15,582	$14,533	$14,407	$14,062
09/30/23	$12,968	$15,049	$13,890	$13,975	$13,616
10/31/23	$12,313	$14,439	$13,074	$13,284	$12,931
11/30/23	$13,404	$15,779	$14,389	$14,446	$14,114
12/31/23	$14,469	$16,618	$15,437	$15,459	$15,239
01/31/24	$14,352	$16,713	$15,182	$15,261	$15,125
02/29/24	$14,379	$17,019	$15,240	$15,158	$15,152
03/31/24	$14,827	$17,579	$15,807	$15,911	$15,684
04/30/24	$14,631	$17,129	$15,338	$15,604	$15,414
05/31/24	$15,136	$17,792	$16,002	$16,207	$15,969
06/30/24	$14,678	$17,505	$15,516	$15,600	$15,499
07/31/24	$15,513	$18,019	$16,400	$16,571	$16,374
08/31/24	$15,805	$18,605	$16,725	$16,837	$16,692
09/30/24	$16,171	$18,776	$17,152	$17,292	$17,072
10/31/24	$15,124	$17,755	$16,076	$16,220	$15,986
11/30/24	$15,145	$17,655	$16,087	$16,233	$16,012
12/31/24	$14,938	$17,253	$15,717	$15,874	$15,799
01/31/25	$15,269	$18,160	$16,259	$16,419	$16,155
02/28/25	$15,403	$18,512	$16,211	$16,564	$16,307
03/31/25	$15,619	$18,437	$16,297	$16,861	$16,536
04/30/25	$16,428	$19,282	$17,243	$17,770	$17,411
05/31/25	$17,291	$20,164	$18,210	$18,598	$18,334
06/30/25	$18,127	$20,608	$19,001	$19,343	$19,238
07/31/25	$18,297	$20,319	$18,985	$19,429	$19,423
08/31/25	$19,189	$21,185	$19,864	$20,531	$20,386
09/30/25	$19,443	$21,591	$20,179	$20,879	$20,647
10/31/25	$19,070	$21,845	$20,016	$20,734	$20,252
11/30/25	$19,465	$21,980	$20,260	$21,288	$20,668
12/31/25	$19,941	$22,640	$20,721	$21,850	$21,195
01/31/26	$21,009	$23,821	$21,920	$23,125	$22,336
02/28/26	$22,045	$24,923	$22,971	$24,273	$23,473
03/31/26	$19,814	$22,359	$20,461	$21,587	$21,067

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	26.86%	6.60%	7.08%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Small Cap Index	25.55%	4.43%	7.42%
MSCI EAFE Small Cap Value Index	28.03%	7.30%	8.00%
WisdomTree International SmallCap Dividend Index	27.40%	7.05%	7.74%

AssetsNet	$ 976,222,761
Holdings Count | Holding	1,018
Advisory Fees Paid, Amount	$ 5,768,977
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$976,222,761 # of Portfolio Holdings1,018 Portfolio Turnover Rate45% Investment Advisory Fees Paid, Net$5,768,977
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.7%
Financials	13.5%
Consumer Discretionary	12.1%
Materials	9.6%
Consumer Staples	7.5%
Real Estate	7.5%
Information Technology	7.4%
Communication Services	4.8%
Energy	4.7%
Health Care	3.6%
Other Sectors	2.6%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Hafnia Ltd.	0.8%
Hoegh Autoliners ASA	0.7%
Elecnor SA	0.6%
DOF Group ASA	0.6%
Plus500 Ltd.	0.6%
NOS SGPS SA	0.5%
Odfjell Drilling Ltd.	0.5%
Man Group PLC	0.5%
FIBI Holdings Ltd.	0.5%
First Resources Ltd.	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033618
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan Hedged Equity Fund
Trading Symbol	DXJ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Japan Hedged Equity Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged Equity Fund	$58	0.48%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 43.52% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Japan Local Currency Index, which returned 33.92% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from Industrials exposure solely due to stock selection effects. Industrials single-handedly explains about half of the excess return versus the benchmark during the period.

  The Fund also benefited, albeit to a lesser extent, from Consumer Discretionary exposure, once again due to positive stock selection.

  Energy exposure produced a positive performance effect due to allocation effects. While the Fund maintained a modest overweight position, its effect was magnified as Energy was the best performing Japanese equity sector during the period.

  No sectors exhibited outsized, negative performance impacts, but the most negative contribution overall came from Utilities, owing to allocation impacts. Utilities was the second best performing Japanese equity sector and a very slight underweight magnified a negative allocation impact that caused the sector to detract within the Fund.

  The Fund’s currency hedge was also additive for performance as the yen weakened by about 5.5% versus the U.S. dollar during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Japan Hedged Equity Fund $45,977	MSCI Japan Local Currency Index $31,995	WisdomTree Japan Hedged Equity Index $48,563
03/31/16	$10,000	$10,000	$10,000
04/30/16	$9,911	$9,962	$9,913
05/31/16	$10,107	$10,219	$10,146
06/30/16	$8,847	$9,220	$8,883
07/31/16	$9,582	$9,807	$9,630
08/31/16	$9,953	$9,936	$10,012
09/30/16	$9,824	$9,883	$9,865
10/31/16	$10,436	$10,392	$10,494
11/30/16	$11,133	$10,996	$11,225
12/31/16	$11,593	$11,365	$11,695
01/31/17	$11,649	$11,377	$11,760
02/28/17	$11,836	$11,434	$11,954
03/31/17	$11,745	$11,346	$11,850
04/30/17	$11,873	$11,469	$11,981
05/31/17	$11,882	$11,720	$12,003
06/30/17	$12,273	$12,034	$12,416
07/31/17	$12,380	$12,074	$12,530
08/31/17	$12,330	$12,020	$12,485
09/30/17	$12,966	$12,535	$13,122
10/31/17	$13,653	$13,237	$13,828
11/30/17	$13,791	$13,426	$13,985
12/31/17	$14,175	$13,609	$14,381
01/31/18	$14,366	$13,791	$14,583
02/28/18	$13,793	$13,279	$14,012
03/31/18	$13,215	$12,955	$13,523
04/30/18	$13,719	$13,419	$13,940
05/31/18	$13,336	$13,192	$13,561
06/30/18	$13,228	$13,110	$13,468
07/31/18	$13,528	$13,302	$13,783
08/31/18	$13,401	$13,206	$13,667
09/30/18	$14,125	$13,939	$14,396
10/31/18	$12,875	$12,678	$13,124
11/30/18	$12,877	$12,807	$13,129
12/31/18	$11,510	$11,548	$11,739
01/31/19	$12,260	$12,153	$12,534
02/28/19	$12,452	$12,427	$12,722
03/31/19	$12,368	$12,426	$12,631
04/30/19	$12,729	$12,677	$13,010
05/31/19	$11,615	$11,869	$11,867
06/30/19	$12,089	$12,218	$12,366
07/31/19	$12,171	$12,330	$12,463
08/31/19	$11,610	$11,932	$11,887
09/30/19	$12,445	$12,640	$12,742
10/31/19	$13,203	$13,257	$13,533
11/30/19	$13,462	$13,505	$13,801
12/31/19	$13,648	$13,681	$13,995
01/31/20	$13,274	$13,459	$13,619
02/29/20	$11,986	$12,170	$12,305
03/31/20	$10,726	$11,309	$10,999
04/30/20	$11,307	$11,806	$11,604
05/31/20	$12,023	$12,599	$12,353
06/30/20	$11,972	$12,615	$12,309
07/31/20	$11,335	$12,166	$11,656
08/31/20	$12,392	$13,132	$12,754
09/30/20	$12,407	$13,196	$12,775
10/31/20	$12,132	$12,863	$12,482
11/30/20	$13,411	$14,433	$13,809
12/31/20	$14,011	$14,880	$14,431
01/31/21	$14,215	$14,938	$14,645
02/28/21	$14,763	$15,432	$15,218
03/31/21	$15,763	$16,175	$16,237
04/30/21	$15,329	$15,757	$15,790
05/31/21	$15,944	$16,015	$16,226
06/30/21	$15,890	$16,201	$16,386
07/31/21	$15,481	$15,818	$15,970
08/31/21	$15,830	$16,320	$16,339
09/30/21	$16,568	$17,030	$17,094
10/31/21	$16,318	$16,819	$16,837
11/30/21	$15,721	$16,335	$16,231
12/31/21	$16,575	$16,880	$17,121
01/31/22	$16,410	$16,034	$16,957
02/28/22	$16,357	$15,848	$16,906
03/31/22	$17,148	$16,617	$17,713
04/30/22	$16,885	$16,176	$17,441
05/31/22	$17,132	$16,325	$17,714
06/30/22	$16,764	$15,879	$17,338
07/31/22	$17,277	$16,511	$17,882
08/31/22	$17,588	$16,689	$18,218
09/30/22	$16,557	$15,620	$17,130
10/31/22	$17,396	$16,515	$18,017
11/30/22	$18,437	$17,005	$19,131
12/31/22	$17,819	$16,122	$18,497
01/31/23	$18,647	$16,878	$19,376
02/28/23	$19,216	$17,000	$19,979
03/31/23	$19,456	$17,268	$20,209
04/30/23	$20,005	$17,732	$20,808
05/31/23	$20,913	$18,533	$21,767
06/30/23	$23,050	$19,957	$24,010
07/31/23	$23,663	$20,210	$24,680
08/31/23	$24,011	$20,207	$25,052
09/30/23	$24,611	$20,277	$25,671
10/31/23	$23,842	$19,652	$24,885
11/30/23	$25,296	$20,825	$26,459
12/31/23	$25,082	$20,726	$26,220
01/31/24	$27,460	$22,482	$28,745
02/29/24	$29,353	$23,710	$30,746
03/31/24	$30,744	$24,699	$32,400
04/30/24	$31,029	$24,434	$32,499
05/31/24	$31,476	$24,727	$32,991
06/30/24	$32,006	$25,131	$33,578
07/31/24	$31,920	$24,870	$33,492
08/31/24	$30,631	$24,189	$32,103
09/30/24	$30,218	$23,626	$31,641
10/31/24	$31,171	$24,180	$32,668
11/30/24	$31,031	$23,996	$32,522
12/31/24	$32,649	$25,024	$34,278
01/31/25	$32,670	$25,042	$34,318
02/28/25	$31,703	$24,040	$33,309
03/31/25	$32,035	$23,891	$33,626
04/30/25	$31,894	$23,981	$33,465
05/31/25	$33,610	$25,241	$35,324
06/30/25	$34,122	$25,699	$35,859
07/31/25	$35,501	$26,400	$37,345
08/31/25	$37,338	$27,547	$39,332
09/30/25	$38,456	$28,383	$40,483
10/31/25	$40,399	$30,612	$42,598
11/30/25	$41,771	$30,794	$44,091
12/31/25	$42,838	$31,098	$45,216
01/31/26	$45,393	$32,622	$47,957
02/28/26	$50,973	$35,852	$53,887
03/31/26	$45,977	$31,995	$48,563

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	43.52%	23.87%	16.48%
MSCI Japan Local Currency Index	33.92%	14.62%	12.33%
WisdomTree Japan Hedged Equity Index	44.42%	24.50%	17.12%

AssetsNet	$ 5,847,339,845
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 21,087,118
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,847,339,845 # of Portfolio Holdings431 Portfolio Turnover Rate28% Investment Advisory Fees Paid, Net$21,087,118
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	26.1%
Financials	18.3%
Consumer Discretionary	17.1%
Information Technology	9.9%
Materials	8.8%
Health Care	7.5%
Consumer Staples	5.1%
Communication Services	3.7%
Energy	2.2%
Utilities	0.1%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Mitsubishi UFJ Financial Group, Inc.	4.7%
Toyota Motor Corp.	4.7%
Tokio Marine Holdings, Inc.	3.2%
Mitsubishi Corp.	3.2%
Sumitomo Mitsui Financial Group, Inc.	3.1%
Mitsui & Co. Ltd.	2.5%
Japan Tobacco, Inc.	2.5%
NTT, Inc.	2.5%
Mizuho Financial Group, Inc.	2.4%
Takeda Pharmaceutical Co. Ltd.	2.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000127778
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan Opportunities Fund
Trading Symbol	OPPJ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Japan Opportunities Fund (the "Fund") (formerly, the WisdomTree Japan Hedged SmallCap Equity Fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Opportunities Fund	$74	0.58%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 55.23% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Japan Small Cap Local Currency/MSCI Japan Local Currency Spliced Index, which returned 35.11% in local currency terms during the same period. The following summarizes the key factors that affected Fund Performance during the period:

  The Fund benefited significantly from its exposure to Industrials, which produced a strong performance tailwind due to positive allocation and stock selection effects.

  The Fund's focus on allocating to Japanese companies that stand to benefit from changing geopolitical dynamics was additive during the period. Defense companies, for example, provided a performance boost during the period.

  Financials also provided a supplementary tailwind through positive stock selection. The Fund's additional emphasis on investing in Berkshire Hathaway's publicly disclosed equity stake in select Japanese trading firms was additive, as those produced strong positive returns during the period.

  Communication Services and Energy weighed negatively on performance during the period, due to negative stock selection effects in the former and negative allocation effects in the latter.

  The Fund’s currency hedge was also additive for performance as the yen weakened by about 10% versus the U.S. dollar over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Japan Opportunities Fund $43,707	MSCI Japan (USD) Index $22,604	MSCI Japan Small Cap Local Currency/MSCI Japan Local Currency Spliced Index $29,024Footnote Reference1	MSCI Japan Value (USD) Index $26,367	WisdomTree Japan Hedged SmallCap Equity/WisdomTree Japan Opportunities Spliced Index $46,214Footnote Reference2
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$9,882	$10,465	$9,934	$10,426	$9,894
05/31/16	$10,186	$10,356	$10,299	$10,284	$10,227
06/30/16	$9,185	$10,101	$9,470	$9,796	$9,196
07/31/16	$9,889	$10,756	$9,968	$10,574	$9,914
08/31/16	$9,811	$10,797	$9,705	$10,894	$9,842
09/30/16	$10,052	$10,970	$10,013	$10,898	$10,084
10/31/16	$10,737	$11,114	$10,529	$11,199	$10,789
11/30/16	$11,302	$10,846	$10,880	$11,203	$11,369
12/31/16	$11,837	$10,952	$11,338	$11,400	$11,916
01/31/17	$11,916	$11,359	$11,357	$11,825	$12,008
02/28/17	$12,271	$11,486	$11,634	$11,944	$12,371
03/31/17	$12,164	$11,444	$11,566	$11,785	$12,248
04/30/17	$12,395	$11,564	$11,768	$11,860	$12,499
05/31/17	$12,637	$11,912	$12,104	$11,910	$12,746
06/30/17	$13,068	$12,038	$12,414	$12,111	$13,193
07/31/17	$13,240	$12,282	$12,533	$12,311	$13,380
08/31/17	$13,422	$12,275	$12,716	$12,284	$13,549
09/30/17	$14,054	$12,516	$13,212	$12,610	$14,180
10/31/17	$14,669	$13,093	$13,794	$13,074	$14,813
11/30/17	$14,868	$13,484	$14,062	$13,355	$15,036
12/31/17	$15,325	$13,578	$14,374	$13,520	$15,511
01/31/18	$15,457	$14,201	$14,519	$14,073	$15,644
02/28/18	$14,966	$13,987	$14,022	$13,779	$15,162
03/31/18	$14,511	$13,692	$13,855	$13,439	$14,851
04/30/18	$15,175	$13,783	$14,275	$13,723	$15,410
05/31/18	$14,973	$13,647	$14,141	$13,339	$15,202
06/30/18	$14,802	$13,303	$13,975	$13,015	$15,062
07/31/18	$14,984	$13,357	$14,001	$13,178	$15,266
08/31/18	$14,680	$13,386	$13,780	$13,061	$14,954
09/30/18	$15,275	$13,793	$14,313	$13,535	$15,564
10/31/18	$13,846	$12,627	$12,876	$12,684	$14,108
11/30/18	$14,228	$12,676	$13,307	$12,536	$14,502
12/31/18	$12,593	$11,830	$11,761	$11,807	$12,831
01/31/19	$13,127	$12,551	$12,305	$12,649	$13,381
02/28/19	$13,532	$12,547	$12,728	$12,407	$13,807
03/31/19	$13,367	$12,618	$12,708	$12,390	$13,627
04/30/19	$13,556	$12,793	$12,899	$12,446	$13,830
05/31/19	$12,556	$12,286	$12,063	$11,935	$12,801
06/30/19	$12,869	$12,746	$12,262	$12,383	$13,137
07/31/19	$13,091	$12,764	$12,516	$12,281	$13,368
08/31/19	$12,521	$12,635	$12,118	$12,078	$12,783
09/30/19	$13,361	$13,145	$12,786	$12,672	$13,638
10/31/19	$14,301	$13,783	$13,482	$13,302	$14,610
11/30/19	$14,602	$13,861	$13,771	$13,354	$14,929
12/31/19	$14,901	$14,150	$13,903	$13,627	$15,247
01/31/20	$14,224	$13,957	$13,400	$13,329	$14,567
02/29/20	$12,466	$12,681	$11,752	$12,190	$12,770
03/31/20	$11,709	$11,774	$11,017	$10,829	$11,981
04/30/20	$12,244	$12,409	$11,577	$11,335	$12,551
05/31/20	$13,129	$13,144	$12,556	$11,822	$13,489
06/30/20	$12,942	$13,142	$12,418	$11,613	$13,310
07/31/20	$12,256	$12,933	$11,842	$11,170	$12,608
08/31/20	$13,283	$13,918	$12,823	$12,266	$13,667
09/30/20	$13,768	$14,054	$13,304	$12,110	$14,171
10/31/20	$13,286	$13,829	$12,847	$11,899	$13,675
11/30/20	$13,764	$15,557	$13,617	$13,049	$14,186
12/31/20	$14,209	$16,199	$14,060	$13,731	$14,662
01/31/21	$14,291	$16,037	$14,150	$13,762	$14,756
02/28/21	$14,669	$16,280	$14,466	$14,461	$15,141
03/31/21	$15,956	$16,453	$15,561	$14,881	$16,464
04/30/21	$15,436	$16,202	$15,211	$14,620	$15,931
05/31/21	$15,593	$16,454	$15,115	$14,981	$15,885
06/30/21	$15,701	$16,407	$15,486	$14,917	$16,226
07/31/21	$15,629	$16,199	$15,242	$14,707	$16,165
08/31/21	$16,019	$16,696	$15,685	$14,965	$16,573
09/30/21	$16,476	$17,155	$16,100	$15,491	$17,033
10/31/21	$16,220	$16,578	$15,860	$14,874	$16,765
11/30/21	$15,146	$16,170	$14,846	$14,261	$15,652
12/31/21	$15,911	$16,476	$15,325	$14,538	$16,452
01/31/22	$15,415	$15,640	$14,518	$14,833	$15,950
02/28/22	$15,742	$15,465	$14,739	$14,820	$16,303
03/31/22	$15,669	$15,388	$14,996	$14,736	$16,212
04/30/22	$15,632	$14,033	$14,799	$13,784	$16,177
05/31/22	$15,672	$14,263	$14,814	$13,939	$16,226
06/30/22	$15,890	$13,137	$14,878	$13,110	$16,459
07/31/22	$16,415	$13,885	$15,382	$13,555	$17,017
08/31/22	$16,713	$13,531	$15,645	$13,295	$17,337
09/30/22	$16,366	$12,129	$15,131	$11,969	$16,975
10/31/22	$16,791	$12,488	$15,526	$12,270	$17,433
11/30/22	$17,279	$13,697	$15,896	$13,450	$17,959
12/31/22	$16,999	$13,733	$15,444	$13,773	$17,686
01/31/23	$17,652	$14,587	$15,823	$14,485	$18,377
02/28/23	$18,168	$14,027	$16,075	$14,084	$18,923
03/31/23	$18,389	$14,583	$16,209	$14,320	$19,135
04/30/23	$18,869	$14,636	$16,701	$14,460	$19,660
05/31/23	$18,942	$14,909	$16,842	$14,538	$19,746
06/30/23	$20,303	$15,519	$17,816	$15,442	$21,178
07/31/23	$21,098	$15,988	$18,226	$16,135	$22,035
08/31/23	$21,725	$15,600	$18,546	$16,055	$22,692
09/30/23	$22,094	$15,273	$18,423	$16,266	$23,082
10/31/23	$21,825	$14,585	$17,931	$15,461	$22,828
11/30/23	$22,832	$15,833	$18,642	$16,479	$23,916
12/31/23	$23,237	$16,524	$18,701	$16,957	$24,335
01/31/24	$24,411	$17,287	$19,484	$17,985	$25,584
02/29/24	$25,235	$17,805	$20,121	$18,442	$26,463
03/31/24	$26,104	$18,257	$20,829	$19,174	$27,744
04/30/24	$26,472	$17,451	$20,879	$18,713	$27,760
05/31/24	$26,762	$17,686	$20,940	$18,956	$28,066
06/30/24	$27,264	$17,560	$21,117	$18,591	$28,624
07/31/24	$27,562	$18,578	$21,391	$19,854	$28,932
08/31/24	$26,541	$18,672	$20,889	$19,643	$27,862
09/30/24	$26,631	$18,565	$21,055	$19,480	$27,944
10/31/24	$26,812	$17,841	$21,137	$18,723	$28,143
11/30/24	$27,048	$17,958	$21,102	$19,007	$28,399
12/31/24	$28,042	$17,897	$21,758	$19,120	$29,476
01/31/25	$28,002	$18,177	$21,836	$19,523	$29,456
02/28/25	$27,419	$17,930	$21,155	$19,700	$28,849
03/31/25	$28,156	$17,957	$21,481	$19,967	$29,592
04/30/25	$28,140	$18,896	$21,519	$20,784	$29,583
05/31/25	$29,346	$19,661	$22,523	$20,630	$30,894
06/30/25	$30,127	$19,997	$23,313	$21,269	$31,728
07/31/25	$30,440	$19,717	$23,949	$21,400	$32,052
08/31/25	$33,121	$21,087	$24,989	$23,488	$34,927
09/30/25	$34,552	$21,601	$25,748	$24,114	$36,417
10/31/25	$35,375	$22,334	$27,770	$24,098	$37,314
11/30/25	$36,962	$22,180	$27,935	$24,606	$39,040
12/31/25	$38,197	$22,299	$28,211	$25,239	$40,364
01/31/26	$41,877	$23,769	$29,593	$27,139	$44,298
02/28/26	$47,740	$25,810	$32,523	$29,797	$50,531
03/31/26	$43,707	$22,604	$29,024	$26,367	$46,214

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	55.23%	22.33%	15.89%
MSCI Japan (USD) Index	25.88%	6.56%	8.50%
MSCI Japan Small Cap Local Currency/MSCI Japan Local Currency Spliced Index	35.11%	13.28%	11.24%
MSCI Japan Value (USD) Index	32.05%	12.12%	10.18%
WisdomTree Japan Hedged SmallCap Equity/WisdomTree Japan Opportunities Spliced Index	56.17%	22.93%	16.54%

AssetsNet	$ 248,151,969
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 663,818
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$248,151,969 # of Portfolio Holdings101 Portfolio Turnover Rate146% Investment Advisory Fees Paid, Net$663,818
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	57.5%
Materials	10.7%
Information Technology	9.6%
Financials	7.3%
Consumer Discretionary	7.0%
Consumer Staples	2.8%
Communication Services	2.3%
Health Care	1.0%
Real Estate	0.5%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Marubeni Corp.	10.1%
Mitsui & Co. Ltd.	8.9%
Mitsubishi Corp.	8.9%
Sumitomo Corp.	7.5%
ITOCHU Corp.	5.9%
SoftBank Corp.	2.3%
Kawasaki Heavy Industries Ltd.	2.0%
Tokyo Electron Ltd.	1.9%
Hanwa Co. Ltd.	1.9%
Mitsubishi Heavy Industries Ltd.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

On July 1, 2025, WisdomTree Japan Hedged SmallCap Equity Fund (Ticker: DXJS) changed its name, ticker, and non-fundamental investment policy adopted under Rule 35d-1 of the Investment Company Act of 1940 (the “1940 Act”). As of that date, the Fund’s name changed to WisdomTree Japan Opportunities Fund and its ticker changed to OPPJ. The Fund seeks to track the price and yield performance, before fees and expenses, of its underlying index. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033620
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan SmallCap Dividend Fund
Trading Symbol	DFJ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Japan SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan SmallCap Dividend Fund	$67	0.58%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 29.52% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Japan Small Cap Index, which returned 28.38% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials and Communication Services primarily due to a mix of positive allocation and stock selection effects.

  Real Estate also contributed positively to Fund performance, exclusively due to allocation effects. The Fund was underweight Real Estate, which was also its largest sector deviation in absolute value, which proved to be valuable as Real Estate was the second worst-performing sector among broader Japanese small cap equities.

  Among sector detractors, Consumer Discretionary, Health Care, and Industrials all weighed negatively on performance due to poor stock selection effects.

  Materials had the largest negative effect due to negative stock selection, which was just large enough to offset positive allocation influences stemming from an overweight to the sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Japan SmallCap Dividend Fund $22,635	MSCI Japan (USD) Index $22,604	MSCI Japan Small Cap Index $20,727	WisdomTree Japan SmallCap Dividend Index $23,752
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,389	$10,465	$10,435	$10,396
05/31/16	$10,345	$10,356	$10,438	$10,365
06/30/16	$10,136	$10,101	$10,376	$10,144
07/31/16	$10,901	$10,756	$10,932	$10,936
08/31/16	$10,690	$10,797	$10,545	$10,743
09/30/16	$11,165	$10,970	$11,114	$11,219
10/31/16	$11,497	$11,114	$11,262	$11,572
11/30/16	$11,190	$10,846	$10,732	$11,279
12/31/16	$11,443	$10,952	$10,926	$11,542
01/31/17	$11,917	$11,359	$11,339	$12,026
02/28/17	$12,324	$11,486	$11,687	$12,455
03/31/17	$12,243	$11,444	$11,666	$12,365
04/30/17	$12,464	$11,564	$11,866	$12,598
05/31/17	$12,779	$11,912	$12,302	$12,933
06/30/17	$13,004	$12,038	$12,418	$13,164
07/31/17	$13,370	$12,282	$12,749	$13,556
08/31/17	$13,579	$12,275	$12,986	$13,762
09/30/17	$13,900	$12,516	$13,192	$14,077
10/31/17	$14,356	$13,093	$13,644	$14,552
11/30/17	$14,746	$13,484	$14,124	$14,976
12/31/17	$15,062	$13,578	$14,342	$15,322
01/31/18	$15,645	$14,201	$14,950	$15,920
02/28/18	$15,480	$13,987	$14,769	$15,774
03/31/18	$15,025	$13,692	$14,642	$15,467
04/30/18	$15,259	$13,783	$14,662	$15,590
05/31/18	$15,126	$13,647	$14,629	$15,459
06/30/18	$14,620	$13,303	$14,181	$14,988
07/31/18	$14,605	$13,357	$14,058	$15,004
08/31/18	$14,397	$13,386	$13,968	$14,808
09/30/18	$14,622	$13,793	$14,163	$15,027
10/31/18	$13,315	$12,627	$12,823	$13,684
11/30/18	$13,553	$12,676	$13,171	$13,954
12/31/18	$12,408	$11,830	$12,048	$12,785
01/31/19	$12,993	$12,551	$12,708	$13,405
02/28/19	$13,086	$12,547	$12,851	$13,505
03/31/19	$12,981	$12,618	$12,905	$13,373
04/30/19	$13,046	$12,793	$13,017	$13,454
05/31/19	$12,396	$12,286	$12,487	$12,766
06/30/19	$12,759	$12,746	$12,792	$13,170
07/31/19	$12,850	$12,764	$12,957	$13,268
08/31/19	$12,566	$12,635	$12,831	$12,963
09/30/19	$13,162	$13,145	$13,297	$13,574
10/31/19	$14,058	$13,783	$14,017	$14,507
11/30/19	$14,155	$13,861	$14,134	$14,612
12/31/19	$14,519	$14,150	$14,379	$14,994
01/31/20	$13,883	$13,957	$13,896	$14,340
02/29/20	$12,212	$12,681	$12,246	$12,617
03/31/20	$11,443	$11,774	$11,470	$11,804
04/30/20	$12,056	$12,409	$12,168	$12,461
05/31/20	$12,856	$13,144	$13,099	$13,297
06/30/20	$12,640	$13,142	$12,937	$13,096
07/31/20	$12,223	$12,933	$12,589	$12,665
08/31/20	$13,208	$13,918	$13,591	$13,686
09/30/20	$13,747	$14,054	$14,169	$14,251
10/31/20	$13,400	$13,829	$13,812	$13,885
11/30/20	$13,925	$15,557	$14,678	$14,436
12/31/20	$14,510	$16,199	$15,306	$15,055
01/31/21	$14,390	$16,037	$15,191	$14,938
02/28/21	$14,508	$16,280	$15,261	$15,063
03/31/21	$15,250	$16,453	$15,828	$15,820
04/30/21	$14,915	$16,202	$15,641	$15,478
05/31/21	$14,974	$16,454	$15,529	$15,417
06/30/21	$14,941	$16,407	$15,682	$15,518
07/31/21	$15,052	$16,199	$15,610	$15,631
08/31/21	$15,409	$16,696	$16,047	$16,006
09/30/21	$15,608	$17,155	$16,219	$16,201
10/31/21	$15,019	$16,578	$15,633	$15,592
11/30/21	$14,077	$16,170	$14,695	$14,618
12/31/21	$14,585	$16,476	$14,958	$15,149
01/31/22	$14,120	$15,640	$14,162	$14,674
02/28/22	$14,423	$15,465	$14,384	$15,001
03/31/22	$13,631	$15,388	$13,886	$14,152
04/30/22	$12,720	$14,033	$12,838	$13,202
05/31/22	$12,835	$14,263	$12,943	$13,324
06/30/22	$12,319	$13,137	$12,309	$12,792
07/31/22	$12,912	$13,885	$12,935	$13,416
08/31/22	$12,652	$13,531	$12,684	$13,150
09/30/22	$11,830	$12,129	$11,749	$12,282
10/31/22	$11,795	$12,488	$11,740	$12,254
11/30/22	$12,850	$13,697	$12,803	$13,365
12/31/22	$13,323	$13,733	$13,155	$13,870
01/31/23	$13,977	$14,587	$13,676	$14,557
02/28/23	$13,702	$14,027	$13,264	$14,278
03/31/23	$14,124	$14,583	$13,689	$14,710
04/30/23	$14,120	$14,636	$13,786	$14,714
05/31/23	$13,758	$14,909	$13,548	$14,348
06/30/23	$14,215	$15,519	$13,854	$14,832
07/31/23	$14,958	$15,988	$14,418	$15,614
08/31/23	$14,973	$15,600	$14,318	$15,634
09/30/23	$14,810	$15,273	$13,876	$15,448
10/31/23	$14,341	$14,585	$13,308	$14,963
11/30/23	$15,282	$15,833	$14,173	$15,958
12/31/23	$16,201	$16,524	$14,909	$16,926
01/31/24	$16,370	$17,287	$14,981	$17,114
02/29/24	$16,465	$17,805	$15,110	$17,217
03/31/24	$16,786	$18,342	$15,658	$17,775
04/30/24	$16,299	$17,451	$14,912	$17,033
05/31/24	$16,427	$17,686	$14,977	$17,164
06/30/24	$16,299	$17,560	$14,755	$17,037
07/31/24	$17,509	$18,578	$15,979	$18,316
08/31/24	$17,354	$18,672	$16,125	$18,166
09/30/24	$17,652	$18,565	$16,545	$18,463
10/31/24	$16,597	$17,841	$15,596	$17,360
11/30/24	$16,923	$17,958	$15,792	$17,698
12/31/24	$16,726	$17,897	$15,561	$17,494
01/31/25	$16,894	$18,177	$15,849	$17,679
02/28/25	$16,949	$17,930	$15,779	$17,744
03/31/25	$17,476	$17,957	$16,145	$18,275
04/30/25	$18,282	$18,896	$16,956	$19,117
05/31/25	$18,793	$19,661	$17,544	$19,679
06/30/25	$19,210	$19,997	$18,140	$20,124
07/31/25	$19,511	$19,717	$18,166	$20,445
08/31/25	$21,083	$21,087	$19,501	$22,108
09/30/25	$21,464	$21,601	$19,816	$22,487
10/31/25	$20,584	$22,334	$19,414	$21,575
11/30/25	$21,547	$22,180	$19,949	$22,614
12/31/25	$21,890	$22,299	$20,026	$22,981
01/31/26	$23,215	$23,769	$21,178	$24,386
02/28/26	$25,804	$25,810	$23,514	$27,114
03/31/26	$22,635	$22,604	$20,727	$23,752

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	29.52%	8.22%	8.51%
MSCI Japan (USD) Index	25.88%	6.56%	8.50%
MSCI Japan Small Cap Index	28.38%	5.54%	7.56%
WisdomTree Japan SmallCap Dividend Index	29.97%	8.47%	9.04%

AssetsNet	$ 387,673,278
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 1,866,265
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$387,673,278 # of Portfolio Holdings803 Portfolio Turnover Rate31% Investment Advisory Fees Paid, Net$1,866,265
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.3%
Materials	14.8%
Consumer Discretionary	13.3%
Financials	12.8%
Information Technology	12.5%
Consumer Staples	8.4%
Health Care	4.0%
Real Estate	2.7%
Utilities	1.7%
Communication Services	1.6%
Other Sectors	1.4%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Daishi Hokuetsu Financial Group, Inc.	0.7%
Chugin Financial Group, Inc.	0.6%
Hazama Ando Corp.	0.6%
NSK Ltd.	0.6%
Exedy Corp.	0.6%
Nippon Shokubai Co. Ltd.	0.5%
SKY Perfect JSAT Corp.	0.5%
Seino Holdings Co. Ltd.	0.5%
INFRONEER Holdings, Inc.	0.5%
Toa Corp.	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033622
Shareholder Report [Line Items]
Fund Name	WisdomTree True Developed International Fund
Trading Symbol	DOL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree True Developed International Fund (the "Fund") (formerly, the WisdomTree International LargeCap Dividend Fund) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree True Developed International Fund	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 25.48% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Value Index, which returned 30.05% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials and Consumer Discretionary due to positive stock selection in each.

  Information Technology also contributed positively to performance, supported by beneficial stock selection effects offsetting negative allocation effects resulting from a modest underweight.

  Energy and Industrials detracted from performance due to negative allocation effects in each.

  The Fund benefited from its exposures to the United Kingdom and Spain, driven by stock selection effects in the former and allocation effects resulting from an overweight in the latter.

  The Netherlands contributed negatively to performance, primarily due to a blend of strong stock selection and allocation effects. France produced a similar effect, albeit to a more modest extent.

  Japan detracted from performance due to negative allocation effects resulting from an overweight to an underperformer.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree True Developed International Fund $22,733	MSCI EAFE Index $22,359	MSCI EAFE Value Index $24,433	WisdomTree True Developed International Index $23,212
03/31/16	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,320	$10,290	$10,394	$10,321
05/31/16	$10,199	$10,196	$10,229	$10,195
06/30/16	$9,953	$9,854	$9,721	$9,948
07/31/16	$10,352	$10,353	$10,232	$10,352
08/31/16	$10,388	$10,361	$10,398	$10,388
09/30/16	$10,490	$10,488	$10,498	$10,496
10/31/16	$10,322	$10,273	$10,523	$10,330
11/30/16	$10,123	$10,069	$10,458	$10,137
12/31/16	$10,542	$10,413	$10,937	$10,562
01/31/17	$10,760	$10,715	$11,206	$10,780
02/28/17	$10,845	$10,868	$11,282	$10,874
03/31/17	$11,179	$11,167	$11,598	$11,210
04/30/17	$11,384	$11,452	$11,841	$11,413
05/31/17	$11,834	$11,872	$12,116	$11,862
06/30/17	$11,753	$11,851	$12,152	$11,782
07/31/17	$12,115	$12,193	$12,559	$12,158
08/31/17	$12,113	$12,188	$12,480	$12,159
09/30/17	$12,451	$12,491	$12,865	$12,497
10/31/17	$12,556	$12,681	$12,965	$12,602
11/30/17	$12,660	$12,814	$13,081	$12,708
12/31/17	$12,813	$13,020	$13,282	$12,861
01/31/18	$13,448	$13,673	$13,999	$13,505
02/28/18	$12,734	$13,056	$13,333	$12,792
03/31/18	$12,556	$12,820	$13,012	$12,620
04/30/18	$12,940	$13,113	$13,413	$12,994
05/31/18	$12,503	$12,818	$12,832	$12,543
06/30/18	$12,429	$12,662	$12,669	$12,477
07/31/18	$12,809	$12,973	$13,033	$12,868
08/31/18	$12,436	$12,723	$12,559	$12,497
09/30/18	$12,618	$12,833	$12,818	$12,682
10/31/18	$11,750	$11,812	$11,967	$11,810
11/30/18	$11,761	$11,797	$11,901	$11,825
12/31/18	$11,212	$11,224	$11,319	$11,274
01/31/19	$11,889	$11,962	$12,076	$11,963
02/28/19	$12,172	$12,267	$12,277	$12,255
03/31/19	$12,246	$12,344	$12,215	$12,327
04/30/19	$12,510	$12,691	$12,499	$12,594
05/31/19	$11,945	$12,082	$11,776	$12,013
06/30/19	$12,645	$12,799	$12,403	$12,726
07/31/19	$12,393	$12,636	$12,124	$12,478
08/31/19	$12,000	$12,309	$11,626	$12,086
09/30/19	$12,410	$12,661	$12,187	$12,504
10/31/19	$12,769	$13,116	$12,627	$12,872
11/30/19	$12,829	$13,264	$12,677	$12,931
12/31/19	$13,310	$13,695	$13,140	$13,424
01/31/20	$12,935	$13,409	$12,665	$13,049
02/29/20	$11,741	$12,197	$11,466	$11,842
03/31/20	$10,077	$10,569	$9,435	$10,148
04/30/20	$10,618	$11,252	$9,940	$10,697
05/31/20	$10,889	$11,742	$10,242	$10,972
06/30/20	$11,263	$12,142	$10,607	$11,353
07/31/20	$11,420	$12,425	$10,628	$11,514
08/31/20	$11,904	$13,063	$11,250	$12,010
09/30/20	$11,508	$12,724	$10,733	$11,610
10/31/20	$10,973	$12,216	$10,301	$11,069
11/30/20	$12,399	$14,110	$12,252	$12,526
12/31/20	$12,945	$14,766	$12,795	$13,083
01/31/21	$12,822	$14,608	$12,695	$12,963
02/28/21	$12,976	$14,936	$13,300	$13,126
03/31/21	$13,382	$15,279	$13,747	$13,539
04/30/21	$13,746	$15,739	$14,010	$13,910
05/31/21	$14,303	$16,252	$14,495	$14,413
06/30/21	$14,097	$16,070	$14,161	$14,266
07/31/21	$14,211	$16,191	$14,126	$14,387
08/31/21	$14,328	$16,476	$14,286	$14,512
09/30/21	$13,791	$15,998	$14,024	$13,970
10/31/21	$14,074	$16,391	$14,248	$14,261
11/30/21	$13,528	$15,629	$13,391	$13,724
12/31/21	$14,376	$16,429	$14,188	$14,586
01/31/22	$14,234	$15,635	$14,336	$14,446
02/28/22	$14,047	$15,358	$14,141	$14,248
03/31/22	$14,355	$15,457	$14,235	$14,559
04/30/22	$13,627	$14,457	$13,515	$13,819
05/31/22	$13,786	$14,566	$13,848	$13,976
06/30/22	$12,502	$13,214	$12,469	$12,670
07/31/22	$12,886	$13,873	$12,729	$13,066
08/31/22	$12,378	$13,214	$12,299	$12,550
09/30/22	$11,382	$11,978	$11,197	$11,540
10/31/22	$11,952	$12,622	$11,919	$12,124
11/30/22	$13,341	$14,043	$13,229	$13,546
12/31/22	$13,408	$14,055	$13,396	$13,620
01/31/23	$14,377	$15,193	$14,430	$14,610
02/28/23	$14,088	$14,876	$14,228	$14,320
03/31/23	$14,347	$15,244	$14,191	$14,575
04/30/23	$14,772	$15,675	$14,648	$14,998
05/31/23	$13,956	$15,011	$13,859	$14,151
06/30/23	$14,730	$15,695	$14,639	$14,943
07/31/23	$15,225	$16,202	$15,304	$15,448
08/31/23	$14,683	$15,582	$14,850	$14,894
09/30/23	$14,452	$15,049	$14,724	$14,659
10/31/23	$13,940	$14,439	$14,077	$14,134
11/30/23	$15,030	$15,779	$15,192	$15,250
12/31/23	$15,694	$16,618	$15,935	$15,938
01/31/24	$15,723	$16,713	$15,924	$15,967
02/29/24	$15,974	$17,019	$15,953	$16,224
03/31/24	$16,540	$17,579	$16,649	$16,805
04/30/24	$16,256	$17,129	$16,478	$16,496
05/31/24	$16,876	$17,792	$17,128	$17,127
06/30/24	$16,512	$17,505	$16,651	$16,761
07/31/24	$17,066	$18,019	$17,431	$17,328
08/31/24	$17,630	$18,605	$17,877	$17,911
09/30/24	$17,708	$18,776	$18,131	$17,992
10/31/24	$16,872	$17,755	$17,280	$17,151
11/30/24	$16,630	$17,655	$17,147	$16,911
12/31/24	$16,327	$17,253	$16,840	$16,608
01/31/25	$17,208	$18,160	$17,699	$17,513
02/28/25	$17,755	$18,512	$18,359	$18,083
03/31/25	$18,116	$18,437	$18,787	$18,434
04/30/25	$18,921	$19,282	$19,549	$19,241
05/31/25	$19,603	$20,164	$20,334	$19,939
06/30/25	$19,942	$20,608	$20,687	$20,290
07/31/25	$19,857	$20,319	$20,740	$20,216
08/31/25	$20,709	$21,185	$21,928	$21,095
09/30/25	$21,026	$21,591	$22,216	$21,417
10/31/25	$21,235	$21,845	$22,385	$21,653
11/30/25	$21,526	$21,980	$22,994	$21,964
12/31/25	$22,395	$22,640	$23,955	$22,863
01/31/26	$23,783	$23,821	$25,320	$24,295
02/28/26	$25,290	$24,923	$26,821	$25,848
03/31/26	$22,733	$22,359	$24,433	$23,212

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	25.48%	11.18%	8.56%
MSCI EAFE Index	21.27%	7.91%	8.38%
MSCI EAFE Value Index	30.05%	12.19%	9.34%
WisdomTree True Developed International Index	25.92%	11.38%	8.79%

AssetsNet	$ 733,008,317
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 3,193,524
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$733,008,317 # of Portfolio Holdings301 Portfolio Turnover Rate22% Investment Advisory Fees Paid, Net$3,193,524
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	24.1%
Industrials	15.1%
Information Technology	11.5%
Health Care	8.6%
Consumer Discretionary	8.3%
Consumer Staples	8.0%
Utilities	6.3%
Communication Services	5.9%
Energy	5.2%
Materials	4.9%
Other Sectors	1.1%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	2.0%
HSBC Holdings PLC	1.9%
Shell PLC	1.7%
Novartis AG, Registered Shares	1.6%
Toyota Motor Corp.	1.6%
Nestle SA, Registered Shares	1.5%
Roche Holding AG	1.4%
Intesa Sanpaolo SpA	1.3%
Equinor ASA	1.3%

Material Fund Change [Text Block]

Material Fund Changes

On October 23, 2025, WisdomTree International LargeCap Dividend Fund changed its name and non-fundamental investment policy adopted under Rule 35d-1 of the Investment Company Act of 1940 (the “1940 Act”). As of that date, the Fund’s name changed to WisdomTree True Developed International Fund, and the Fund’s Index, the WisdomTree International LargeCap Dividend Index, was renamed to the WisdomTree True Developed International Index. The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree True Developed International Index. The Fund invests, under normal circumstances, 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory

[1]	Annualized.